         As filed with the Securities and Exchange Commission on August 25, 2006
                                      Registration Nos.: 811-21145 and 333-92106

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 7                                               [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 10                                                             [X]

                       StreetTRACKS(R) Index Shares Funds
               (Exact Name of Registrant as Specified in Charter)

  One Lincoln Street, Boston, MA 02111 (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (866) 787-2257

                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                            One Lincoln Street, LCC/6
                           Boston, Massachusetts 02111

                                    Copy to:
                              Stuart Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                            New York, New York 10119

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to Rule 485, paragraph (b)

[ ]   on [DATE] pursuant to Rule 485, paragraph (b)

[ ]   60 days after filing pursuant to Rule 485, paragraph (a)(1)

[ ]   on [DATE] pursuant to Rule 485, paragraph (a)(1)

[X]   75 days after filing pursuant to Rule 485, paragraph (a)(2)

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                       STREETTRACKS(R) INDEX SHARES FUNDS

                                   PROSPECTUS

                          SPDR(R) S&P ASIA PACIFIC ETF

                      SPDR(R) S&P ASIA PACIFIC EMERGING ETF

                              SPDR(R) S&P CHINA ETF

                        SPDR(R) S&P EMERGING MARKETS ETF

                              SPDR(R) S&P EPAC ETF

                             SPDR(R) S&P EUROPE ETF

                        SPDR(R) S&P EUROPEAN EMERGING ETF

                          SPDR(R) S&P LATIN AMERICA ETF

                      SPDR(R) S&P MIDDLE EAST & AFRICA ETF

                          SPDR(R) S&P WORLD (EX-US) ETF

                     SPDR(R) S&P WORLD (EX-US) SMALL CAP ETF

           STREETTRACKS(R) DJ WILSHIRE GLOBAL (EX-US) REAL ESTATE ETF

             STREETTRACKS(R) MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF

                      STREETTRACKS(R) MSCI ACWI (EX-US) ETF

               STREETTRACKS(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF

             STREETTRACKS(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF

                       SUBJECT TO COMPLETION ______, 2006

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SUCH SHARES IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS

STREETTRACKS(R) INDEX SHARES FUNDS .......................................
WHO SHOULD INVEST?........................................................
PRINCIPAL STRATEGIES OF THE FUNDS.........................................
   SPDR(R) S&P ASIA PACIFIC ETF
   SPDR(R) S&P ASIA PACIFIC EMERGING ETF
   SPDR(R) S&P CHINA ETF
   SPDR(R) S&P EMERGING MARKETS ETF
   SPDR(R) S&P EPAC ETF
   SPDR(R) S&P EUROPE ETF
   SPDR(R) S&P EUROPEAN EMERGING ETF
   SPDR(R) S&P LATIN AMERICA ETF
   SPDR(R) S&P MIDDLE EAST & AFRICA ETF
   SPDR(R) S&P WORLD (EX-US) ETF
   SPDR(R) S&P WORLD (EX-US) SMALL CAP ETF
   STREETTRACKS(R) DJ WILSHIRE GLOBAL (EX-US) REAL ESTATE ETF
   STREETTRACKS(R) MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
   STREETTRACKS(R) MSCI ACWI (EX-US) ETF
   STREETTRACKS(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
   STREETTRACKS(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
PRINCIPAL RISKS...........................................................
PERFORMANCE BAR CHARTS AND TABLES.........................................
FEES AND EXPENSES.........................................................
   EXAMPLE................................................................
INDEX DESCRIPTIONS........................................................
ADDITIONAL INVESTMENT STRATEGIES, RISKS AND OTHER CONSIDERATIONS..........
   ADDITIONAL INVESTMENT STRATEGIES.......................................
   ADDITIONAL RISKS.......................................................
   OTHER CONSIDERATIONS...................................................
MANAGEMENT................................................................
INDEX LICENSE/DISCLAIMER..................................................
DETERMINATION OF NET ASSET VALUE..........................................
BUYING AND SELLING THE FUNDS..............................................
PURCHASE AND REDEMPTION OF CREATION UNITS.................................
DISTRIBUTIONS.............................................................
PORTFOLIO HOLDINGS........................................................
TAX MATTERS...............................................................
GENERAL INFORMATION.......................................................
FINANCIAL HIGHLIGHTS......................................................
ADDITIONAL INFORMATION CONCERNING THE FUNDS...............................
WHERE TO LEARN MORE ABOUT THE FUNDS.......................................

                       STREETTRACKS(R) INDEX SHARES FUNDS

     streetTRACKS(R) Index Shares Funds (the "Trust") is an "index fund" consisting of eighteen (18) separate investment portfolios, sixteen (16) of which are offered by this Prospectus (each is referred to as a "Fund" and collectively, the "Funds").

     -    SPDR(R) S&P Asia Pacific ETF

     -    SPDR(R) S&P Asia Pacific Emerging ETF

     -    SPDR(R) S&P China ETF

     -    SPDR(R) S&P Emerging Markets ETF

     -    SPDR(R) S&P EPAC ETF

     -    SPDR(R) S&P Europe ETF

     -    SPDR(R) S&P European Emerging ETF

     -    SPDR(R) S&P Latin America ETF

     -    SPDR(R) S&P Middle East & Africa ETF

     -    SPDR(R) S&P World (ex-US) ETF

     -    SPDR(R) S&P World (ex-US) Small Cap ETF

     -    streetTRACKS(R) DJ Wilshire Global (ex-US) Real Estate ETF

     -    streetTRACKS(R) Macquarie Global Infrastructure 100 ETF

     -    streetTRACKS(R) MSCI ACWI (ex-US) ETF

     -    streetTRACKS(R) Russell/Nomura PRIME(TM) Japan ETF

     -    streetTRACKS(R) Russell/Nomura Small Cap(TM) Japan ETF

     The investment objective of the Funds is to provide investment results that, before fees and expenses, correspond generally to the total return performance of a market index (each, an "Index"). SSgA Funds Management, Inc. (the "Adviser") serves as investment adviser to the Funds.

     The shares of the Funds (the "Shares") will be listed on the American Stock Exchange (the "Exchange"). The Shares trade on the Exchange at market prices that may differ to some degree from the Shares' net asset values. Each Fund issues and redeems its Shares on a continuous basis - at net asset value - only in a large specified number of Shares called a "Creation Unit," principally in-kind for securities included in the Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.*

                               WHO SHOULD INVEST?

     The Funds are designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in the respective Indexes. Each Fund may be suitable for long-term investment in the market or sector represented in the Index. Shares of the Funds may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds which are only bought and sold at closing net asset values, the Funds' Shares have been designed to be tradable in a secondary market on the Exchange on an intraday basis and to be created and redeemed principally in kind in Creation Units at each day's next calculated net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of the Funds that could arise from frequent cash creation and redemption transactions that may affect the net asset value of the Funds. Moreover, in contrast to conventional mutual funds where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities to raise cash for redemptions which, in turn, may generate taxable gains, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for shareholders who remain invested in the Funds.

                        PRINCIPAL STRATEGIES OF THE FUND

     Each Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the total return performance of its benchmark index. The Adviser seeks a correlation of 0.95 or better between each Fund's performance and the performance of its Index; a figure of 1.00 would represent perfect correlation.

     Certain Funds, as described below, utilize a sampling methodology in seeking its investment objective. Sampling means that the Adviser uses quantitative analysis to select stocks which represent a sample of securities in the relevant Index, which have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of stocks. The quantity of holdings in each Fund will be based on a number of factors, including asset size of each Fund. The Adviser generally expects each Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve each Fund's investment objective.

     In addition, from time to time, stocks are added to or removed from the Index. A Fund may sell stocks that are represented in its Index, or purchase stocks that are not yet represented in its Index, in anticipation of their removal from or addition to the Index. Further, the Adviser may choose to overweight stocks in the Index, purchase or sell securities not in the Index, or utilize various combinations of other available investment techniques, in seeking to accurately track the Index.

     Each Fund, except the SPDR(R) S&P Asia Pacific Emerging ETF, SPDR(R) S&P Emerging Markets ETF, SPDR(R) S&P European Emerging ETF, SPDR(R) S&P Latin America ETF, and SPDR(R) S&P Middle East & Africa ETF will normally invest at least 95% of its assets in the securities of companies of its Index, and in American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs") based on the securities in its Index. In order to provide a Fund additional flexibility to comply with the requirements of the U.S. Internal Revenue Code (the "Code") and other regulatory requirements and to manage future corporate actions and index changes in the smaller markets, these Funds may invest the remainder of its assets in securities that are not included in its Index or in ADRs and GDRs representing such securities.

     The SPDR(R) S&P Asia Pacific Emerging ETF, SPDR(R) S&P Emerging Markets ETF, SPDR(R) S&P European Emerging ETF, SPDR(R) S&P Latin America ETF, and SPDR(R) S&P Middle East & Africa ETF generally will invest at least 90% of its assets in the securities of companies of its Index or in ADRs and GDRs representing such securities. In order to improve portfolio liquidity and give the Fund additional flexibility to comply with the requirements of the Code and other regulatory requirements and to manage future corporate actions and index changes in smaller markets, these Funds may invest the remainder of its assets in securities that are not included in its Index or in ADRs and GDRs representing such securities.

     Each Fund also may invest its other assets in futures contracts, options on futures contracts, other types of options, and swaps related to its Index, as well as cash and cash equivalents

     Each Fund has adopted a policy that requires a Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or its underlying Index. The Board of Trustees of the Trust may change a Fund's investment strategy and other policies without shareholder approval, except as otherwise indicated. The Trustees will not change a Fund's investment objective without shareholder approval.

* Except that under the "Dividend Reinvestment Service" described further in the Statement of Additional Information, Shares may be created in less than a Creation Unit and upon termination of the Fund, Shares may be redeemed in less than a Creation Unit.

    THIS SECTION DESCRIBES THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT
                            STRATEGIES OF THE FUNDS.

                          SPDR(R) S&P ASIA PACIFIC ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Asia Pacific composite market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S &P/Citigroup BMI Asia Pacific Index ("Asia Pacific Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in a developed market in the Asia Pacific region. As of the date of this Prospectus, the index includes companies from Australia, Hong Kong, Japan, New Zealand, Singapore, and South Korea. The Asia Pacific Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 2,564 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                        SPDR(R) ASIA PACIFIC EMERGING ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the Asia Pacific Region. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup BMI Asia Pacific Emerging Index ("Asia Pacific Emerging Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in an emerging market in the Asia Pacific Emerging region. As of the date of this Prospectus, the index includes companies from China, India, Indonesia, Malaysia, Pakistan, Philippines, Taiwan and Thailand. The Asia Pacific Emerging Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 936 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                              SPDR(R) S&P CHINA ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Chinese composite market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup BMI China Index ("China Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in China, but legally available to foreign investors. The China Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 151 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                        SPDR(R) S&P EMERGING MARKETS ETF
                                (SYMBOL: ______)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the world. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup BMI Emerging Markets Index ("S&P Emerging Markets Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging markets. As of the date of this Prospectus, the Index includes companies from the Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, , Israel, Jordan, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Russia, South Africa Taiwan, Thailand, Turkey and Venezuela. The S&P Emerging Markets Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 1,518 securities.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                              SPDR(R) S&P EPAC ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the markets of the European, Pacific and Asian ("EPAC") composite regions. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup BMI EPAC Index ("S&P EPAC Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in the EPAC region. As of the date of this Prospectus, the Index includes companies from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Slovenia, Spain, Sweden, Switzerland, United Kingdom, Australia, Hong Kong, Japan, New Zealand, Singapore and South Korea. The S&P EPAC Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 4,581 securities.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                             SPDR(R) S&P EUROPE ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the European composite market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup BMI Europe Index ("S&P Europe Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in Europe. As of the date of this Prospectus, the Index includes companies from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Slovenia, Spain, Sweden, Switzerland and the United Kingdom. The S&P Europe Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 2,017 securities.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                        SPDR(R) S&P EUROPEAN EMERGING ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the European emerging markets. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup BMI European Emerging Index ("European Emerging Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in Europe Emerging markets. As of the date of this Prospectus, the Index includes companies from Czech Republic, Hungary, Poland and Russia. The S&P Europe Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 75 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                          SPDR(R) S&P LATIN AMERICA ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Latin American composite market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup BMI Latin America Index ("Latin America Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Latin American markets. As of the date of this Prospectus, the Index includes companies from Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The Latin America Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 202 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                        SPDR(R) MIDDLE EAST & AFRICA ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Middle East and African composite markets. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup BMI Middle East & Africa Index ("Middle East & Africa Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging markets in the Middle East & Africa. As of the date of this Prospectus, the Index includes companies from Egypt, Israel, Jordan, Morocco, Nigeria, South Africa, and Turkey. The Middle East & Africa Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 305 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                         SPDR(R) S&P WORLD (EX-U.S.) ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the world (ex-US) composite market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup World Ex US Index ("World Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U. S. As of the date of this Prospectus, the Index includes companies from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Slovenia, Spain, Sweden, Switzerland, United Kingdom, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea and Canada. The World Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 5,089 securities.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                     SPDR(R) S&P WORLD (EX-US) SMALL CAP ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the world (ex-US) small cap composite market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P/Citigroup World Ex US Cap Range < 2 billion USD Index ("World Small Cap Index" or the "Index"). The Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the U. S. As of the date of this Prospectus, the Index includes small-cap companies from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Slovenia, Spain, Sweden, Switzerland, United Kingdom, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea and Canada. The World Small Cap Index is "float adjusted", meaning that only those shares publicly available to investors are included in the index calculation. As of June 30, 2006 the Index was comprised of 3,898 securities.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

           STREETTRACKS(R) DJ WILSHIRE GLOBAL (EX-US) REAL ESTATE ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the global (ex-US) real estate market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Dow Jones Wilshire Ex-US Real Estate Securities Index ("DJW Ex-US RESI Index" or the "Index"). The Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the US. As of the date of this Prospectus, the index includes companies from Austria, Australia, Belgium, Canada, Chile, France, Germany, Hong Kong, Italy, Japan, Malaysia, Netherlands, New Zealand, Philippines, Poland, Singapore, South Africa, Spain Sweden, Switzerland, Taiwan, Thailand and the United Kingdom. As of June 30, 2006 the Index was comprised of 152 securities.

     The Fund may not purchase all of the stocks in the Index, and if so, may utilize a "sampling" methodology in seeking a Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

             STREETTRACKS(R) MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the global infrastructure industry market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy to track the total return performance of the Macquarie Global Infrastructure 100 Index ("MGI 100 Index" or the "Index"). The MGI 100 Index is a float adjusted market capitalization weighted index that measures the stock performance of companies within the infrastructure industry, principally those engaged in management, ownership and operation of infrastructure and utility assets. The MGI 100 Index is a composite of the broader Macquarie Global Infrastructure Index which is based on 255 stocks within the following subsectors: Pipelines, Transportation Services, Electricity, Gas Distribution, Multi-utilities, Water and Telecommunications Equipment. As of the date of this Prospectus, the Index includes companies from Austria, Australia, Brazil, Canada, Czech Republic, Chile, France, Germany, Greece, Hong Kong, India, Indonesia, Italy, Japan, Malaysia, Portugal, Russia, South Korea, Spain, Switzerland, the United Kingdom and the United States. As of June 30, 2006 the Index was comprised of 100 stocks.

     The Fund may not purchase all of the stocks in the Index, and if so, may utilize a "sampling" methodology in seeking a Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

                      STREETTRACKS(R) MSCI ACWI (EX-US) ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon a broad based world (ex-us) composite market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy to track the total return performance of the MSCI All Country World Index ("ACWI") (ex-US) Index ("MSCI ACWI Index" or the "Index"). MSCI ACWI Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the U.S. As of the date of this Prospectus, the Index includes companies from Australia Argentina, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. As of June 30, 2006 the Index was comprised of 2,139 securities.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

               STREETTRACKS(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese composite market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Russell/Nomura PRIME(TM) Index (the "PRIME Index"). The PRIME Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market(TM) Index and is designed to take into account liquidity and to serve as a benchmark for passive investment strategies. The PRIME Index includes stocks from a broad universe of Japan equities. As of June 30, 2006 the PRIME Index was comprised of 1,000 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

             STREETTRACKS(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
                                 (SYMBOL: _____)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese small cap composite market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Russell/Nomura Japan Small Cap(TM) Index (the "Small Cap Index"). The Small Cap Index is made up of the smallest 15% of stocks, in terms of float-adjusted market capitalization, of the Russell/Nomura Total Market(TM) Index. The Small Cap Index includes stocks from a broad universe of Japan equities. As of June 30, 2006, the Index was comprised of 1,380 stocks.

     The Fund does not intend to purchase all of the stocks in the Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

PRINCIPAL RISKS

THE FUNDS' SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. THE FUNDS MAY NOT ACHIEVE THEIR OBJECTIVES. AN INVESTMENT IN A FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INDEX AND EQUITY RISK (All Funds): Unlike many investment companies, each Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the relevant Index. An investment in each Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the relevant Index. Stock values could decline generally or could underperform other investments.

SAMPLING INDEX TRACKING RISK (All Funds): Each Fund's return may not match the return of the Index for a number of reasons. For example, each Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index, or representative sample of the Index. Each Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since each Fund utilizes a sampling approach and may hold futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if each Fund purchased all of the stocks in the Index.

FOREIGN RISK (All Funds): Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks. Each Fund's net asset value is determined on the basis of US dollars. Foreign currencies, investments, and other assets and liabilities, if any, are translated into US dollars at current exchange rates. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of a Fund's holdings goes up.

     Foreign Securities. Each Fund will invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market.

     Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

     Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

     Currency: Because each Fund's NAV is determined on the basis of U.S. dollars, a Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

     Forward Currency Exchange Contracts. Each Fund may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Adviser, and the Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations.

EMERGING MARKETS (SPDR(R) Asia Pacific Emerging ETF; SPDR(R) S&P China ETF; SPDR(R) S&P Emerging Markets ETF; SPDR(R) S&P European Emerging ETF; SPDR(R) S&P Latin America ETF; SPDR(R) Middle East & Africa ETF streetTRACKS(R) MSCI ACWI (ex-US) ETF; streetTRACKS(R) DJ Wilshire Global (ex-US) Real Estate ETF and streetTRACKS(R) Macquarie Global Infrastructure 100 ETF): Some foreign markets in which the Funds invest are considered to be emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.

COUNTRY AND REGIONAL RISK

     China (SPDR(R) S&P China ETF): The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China total market and thus may be more sensitive to adverse political or economic circumstances and market movements.

     The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect the values of the China companies in which the Fund invests.

     From time to time, certain of the companies comprising the Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified as a company which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund will be indirectly subject to those risks.

     Europe (SPDR(R) S&P EPAC ETF, SPDR(R) S&P World (ex-US) ETF, SPDR(R) S&P Europe ETF and SPDR(R) S&P European Emerging ETF): Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

     Japan (streetTRACKS(R) Russell/Nomura PRIME(TM) Japan ETF and streetTRACKS(R) Russell/Nomura Small Cap(TM) Japan ETF): Japan'S economy has been in a recession. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures. Governmental policy can significantly affect economic growth.

     Latin America (SPDR(R) S&P Latin America ETF): The Latin American economies are generally considered emerging markets and can be significantly affected by currency devaluations. The markets in Latin America can be extremely volatile. In addition, the Latin American economies can be particularly sensitive to fluctuations in commodity prices. A relatively small number of Latin American companies represents a large portion of Latin America's total market and thus may be more sensitive to adverse political or economic circumstances and market movements.

     Middle East and Africa (SPDR(R) S&P Middle East &Africa ETF): Certain markets are in only the earliest stages of development. There also may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern/African countries typically are fewer in number and less well capitalized than brokers in the United States.

     Certain economies in Middle Eastern/African countries depend to a significant degree upon exports of primary commodities such as gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, many Middle Eastern/African governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern/African countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

     The legal systems in certain Middle Eastern/African countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder's investment. However, the notion of limited liability is less clear in certain Middle Eastern/African countries. The Fund therefore may be liable in certain Middle Eastern/African countries for the acts of a corporation in which it invests for an amount greater than the Fund's actual investment in that corporation. Similarly, the rights of investors in Middle Eastern/African issuers may be more limited than those of shareholders of U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern/African country. Some Middle Eastern/African countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.

     The manner, in which foreign investors may invest in companies in certain Middle Eastern/African countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased reregistered in the name of the Fund. Reregistration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as in investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Funds places a purchase order but is subsequently informed, at the time of reregistration, that the permissible allocation of the investment to foreign investors has been filled.

     Substantial limitations may exist in certain Middle Eastern/African countries with respect to the Fund's ability to repatriate investment income or capital gains. The Fund could be adversely affected in delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Securities which are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by the Fund and subject to the limitations on illiquid investments.

     Pacific Region (SPDR(R) S&P EPAC ETF, SPDR(R) S&P World (ex-US) ETF, SPDR(R) S&P Asia Pacific ETF and SPDR(R) S&P Asia Pacific Emerging ETF): Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region's economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Pacific region as it has in the past.

DERIVATIVES (All Funds): A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

LARGE CAP RISK (All Funds): Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

MID CAP RISK (All Funds): Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

SMALL CAP RISK (All Funds): Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

MICRO CAP RISK (All Funds, excluding streetTRACKS(R) Macquarie Global Infrastructure 100 ETF): Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

NON-DIVERSIFIED RISK (All Funds): Each Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company or a single industry than diversified funds, the performance of that company or industry can have a substantial impact on a Fund's share price. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of each Fund.

CONCENTRATION RISK (All Funds): Each Fund's assets may be concentrated in an industry or group of industries to the extent that a Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if a Fund's assets were invested in a wider variety of industries.

SECTOR (REIT) RISK (streetTRACKS DJ Wilshire Global (ex-US) Real Estate ETF):
The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting that sector could have a major effect on the value of the Fund's investments. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, this prepayment may diminish the yield on securities issued by those REITs. Certain REITs have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the 1940 Act.

                                   PERFORMANCE
                              BAR CHARTS AND TABLES

     -    SPDR(R) S&P Asia Pacific ETF

     -    SPDR(R) S&P Asia Pacific Emerging ETF

     -    SPDR(R) S&P China ETF

     -    SPDR(R) S&P Emerging Markets ETF

     -    SPDR(R) S&P EPAC ETF

     -    SPDR(R) S&P Europe ETF

     -    SPDR(R) S&P European Emerging ETF

     -    SPDR(R) S&P Latin America ETF

     -    SPDR(R) S&P Middle East & Africa ETF

     -    SPDR(R) S&P World (ex-US) ETF

     -    SPDR(R) S&P World (ex-US) Small Cap ETF

     -    streetTRACKS(R) DJ Wilshire Global (ex-US) Real Estate ETF

     -    streetTRACKS(R) Macquarie Global Infrastructure 100 ETF

     -    streetTRACKS(R) MSCI ACWI (ex-US) ETF

     -    streetTRACKS(R) Russell/Nomura PRIME(TM) Japan ETF

     -    streetTRACKS(R) Russell/Nomura Small Cap(TM) Japan ETF

These are new Funds which have not yet completed a full year of investment operations and therefore do not have any performance history. Once the Funds have completed a full year of operations a bar chart and table will be included which will provide some indication of the risks of investing in the Funds by showing the variability of the Funds' returns based on net assets and comparing the Fund's performance to a broad measure of market performance.

                                FEES AND EXPENSES

     This table describes the fess and expenses that you may pay if you buy and hold Shares of the Funds.(1)

                                                                                                                         SPDR(R)
                                      SPDR(R)    SPDR(R)              SPDR(R)                        SPDR(R)   SPDR(R)     S&P
                                        S&P     S&P Asia   SPDR(R)      S&P     SPDR(R)   SPDR(R)      S&P       S&P      Middle
                                        Asia     Pacific     S&P     Emerging     S&P       S&P     European    Latin     East &
                                      Pacific   Emerging    China     Markets     EPAC     Europe   Emerging   America    Africa
                                        ETF        ETF       ETF        ETF       ETF       ETF        ETF       ETF       ETF
                                      -------   --------   -------   --------   -------   -------   --------   -------   -------
SHAREHOLDER FEES
(fees paid directly from your
investment. See "Creation and
Redemption of Creation Units"
for a discussion of Creation and
Redemption Transaction Fees) ......    0.00%      0.00%     0.00%      0.00%     0.00%     0.00%      0.00%     0.00%     0.00%

ANNUAL FUND OPERATING EXPENSES(4)
   (expenses that are deducted from
   the Fund's assets)(2)
   Management Fees.................    0.__%      0.__%     0.__%      0.__%     0.__%     0.__%      0.__%     0.__%     0.__%
   Distribution and Service
      (12b-1) Fees.................    NONE       NONE      NONE       NONE      NONE      NONE       NONE      NONE       NONE
   Other Expenses(3)...............    0.00%      0.00%     0.00%      0.00%     0.00%     0.00%      0.00%     0.00%     0.00%

TOTAL ANNUAL FUND OPERATING
   EXPENSES........................    0.__%      0.__%     0.__%      0.__%     0.__%     0.__%      0.__%     0.__%     0.__%

----------
(1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

(2)  Expressed as a percentage of average daily net assets.

                                          SPDR(R)
                                            S&P
                                  SPDR(R)  World  streetTRACKS(R)                                                    streetTRACKS(R)
                                    S&P   (ex-US)   DJ Wilshire     streetTRACKS(R)  streetTRACKS(R) streetTRACKS(R)  Russell/Nomura
                                   World   Small   Global (ex-US)  Macquarie Global     MSCI ACWI     Russell/Nomura  Small Cap(TM)
                                  (ex-US)   Cap     Real Estate   Infrastructure 100     (ex-US)     PRIME(TM) Japan      Japan
                                    ETF     ETF         ETF               ETF              ETF             ETF             ETF
                                  ------- ------- --------------- ------------------ --------------- --------------- ---------------
SHAREHOLDER FEES
(fees paid directly from your
investment. See "Creation and
Redemption of Creation Units"
for a discussion of Creation and
Redemption Transaction Fees)....   0.00%   0.00%       0.00%             0.00%            0.00%           0.00%           0.00%

ANNUAL FUND OPERATING EXPENSES(4)
   (expenses that are deducted
   from the Fund's assets)(2)
   Management Fees..............   0.__%   0.__%       0.__%             0.__%            0.__%           0.__%           0.__%
   Distribution and Service
      (12b-1) Fees..............   NONE    NONE        NONE              NONE             NONE            NONE            NONE
   Other Expenses(3)............   0.00%   0.00%       0.00%             0.00%            0.00%           0.00%           0.00%

----------
(2)  Expressed as a percentage of average daily net assets.

(3) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. (The amount shown represents less than 0.01%.)

TOTAL ANNUAL FUND OPERATING
   EXPENSES.....................   0.__%   0.__%       0.__%             0.__%            0.__%           0.__%           0.__%

----------
(4) The Funds have not commenced operations as of the date of this prospectus. The expenses listed in the table are estimates based on the expenses the Funds expect to incur for the fiscal year ending June 30, 2007.

                                     EXAMPLE

     Each Fund creates and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Funds' operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUNDS ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.

                                                             1 YEAR   3 YEARS
                                                             ------   -------
                                                               ($)      ($)
SPDR(R) S&P Asia Pacific ETF                                  $___      $___
SPDR(R) S&P Asia Pacific Emerging ETF
SPDR(R) S&P China ETF
SPDR(R) S&P Emerging Markets ETF
SPDR(R) S&P EPAC ETF
SPDR(R) S&P Europe ETF
SPDR(R) S&P European Emerging ETF
SPDR(R) S&P Latin America ETF
SPDR(R) S&P Middle East & Africa ETF
SPDR(R) S&P World (ex-US) ETF
SPDR(R) S&P World (ex-US) Small Cap ETF
streetTRACKS(R) DJ Wilshire Global (ex-US) Real Estate ETF
streetTRACKS(R) Macquarie Global Infrastructure 100 ETF
streetTRACKS(R) MSCI ACWI (ex-US) ETF
streetTRACKS(R) Russell/Nomura PRIME(TM) Japan ETF
streetTRACKS(R) Russell/Nomura Small Cap(TM) Japan ETF

                               INDEX DESCRIPTIONS

                            S&P/CITIGROUP BMI INDEXES

INDEX PROVIDER DESCRIPTION

     Standard & Poor's Index Services is the world's foremost producer and calculator of market indices. Standard & Poor's indexes are used for a variety of investing activities, including benchmarking active investments and serving as the underlying for passive funds. In addition to independently developing indices, Standard & Poor's from time to time works with third parties interested in creating custom indices with characteristics matching the requirements of specific investment situations.

     Standard & Poor's is a leader in providing financial data, analytical research and investment and credit opinions to the global capital markets. Among the company's many products are the S&P Global 1200, the first real-time, global equity index, the S&P 500, the premier U.S. portfolio index, and credit ratings on more than 220,000 securities and funds. With 5,000 employees located in 19 countries, Standard & Poor's is an integral part of the world's financial architecture.

     The S&P/Citigroup Indexes were developed in 1989 in a collaborative effort between Salomon Smith Barney and the consulting firm Frank Russell, the latter ending the partnership four years later. In 2004, Standard & Poor's announced their acquisition of the indices from Citigroup, which had previously acquired the indices through merger and rebranded them with its trademark.

     The S&P/Citigroup Global Equity Index Series represents the full global universe of institutionally investable stocks currently listed in 53 markets. Standard & Poor's is a division of The McGraw-Hill Companies, Inc. and has been calculating indices since 1923.

INDEX CRITERIA & METHODOLOGY

     A. Component Selection Criteria

               To qualify for index inclusion, a company must first meet the minimum requirements to enter and remain in the S&P/Citigroup BMI Global Index universe, the parent index for the S&P/Citigroup series.

          To be added to the S&P/Citigroup BMI Global Index, a company must:

               - Be domiciled in one of the world's developed or emerging markets.

               - Have at least USD 100 million in free float capitalization at the time of index reconstitution.

               - Post a minimum value traded of USD 25 million for the 12 months preceding the annual reconstitution.

               A stock may be added to the S&P/Citigroup BMI Global index intra reconstitution if an IPO (Initial Public Offering) is large enough to warrant inclusion. Companies are removed from the S&P/Citigroup BMI Global Index if their free float capital falls below USD 75 million or below USD 25 million value traded for the preceding 12 months at the time of the annual reconstitution.

     B. Methodology

               The S&P/Citigroup indexes are market capitalization weighted and adjusted for free float, meaning that only those shares publicly available for trading are used in calculation of index values. Four categories of shares are subtracted from a company's market capitalization to obtain its percentage shares in free float: corporate cross holdings, private control blocks holdings accounting for 10% or more of total capital; government holdings; and legally-restricted shares. All investable primary market share classes are included in the index. All ordinary share classes, except fixed-dividend shares, are eligible for inclusion.

               Shares used in index calculations are adjusted for corporate actions on their ex-dates. These actions include splits, scrip and bonus issues, and preemptive rights. For actions resulting in no net change to the capitalization of the issue, the index divisor remains unchanged.

               Index divisors are adjusted for all extraordinary dividends, non-cash corporate distributions, and monies distributed via share buybacks. The index levels are price levels and, therefore, do not account for ordinary dividends.

               The following corporate actions result in changes to the index divisor: special dividends that are a return of capital, divestitures in the form of spin-offs, installment calls on partly paid issues, and buybacks through tender offers.

     C. Liquidity

               A company must post a minimum value traded of USD 25 million for the 12 month preceding the annual reconstitution to remain in the S&P/Citigroup series.

INDEX MAINTENANCE AND ISSUE CHANGES

     The S&P/Citigroup BMI Indexes are maintained by a team of analysts working under the direction of the S&P Index Committee. Index reconstitution takes place annually and involves both a bottom-up and a top-down review of all aspects of index construction.

     All listed common equities in index-eligible countries are evaluated for membership by taking into consideration multiple factors, including: price per share, total shares outstanding, available free float of shares outstanding, and market foreign exchange rate versus the U.S. dollar.

     A. Additions

               Companies will be added to the index at the time of the annual reconstitution if their free float market capitalization exceeds USD 100 million and they are domiciled in one of the existing component countries. The company must also post a minimum of USD 25 million in value traded in the 12 months preceding the reconstitution.

               Newly public companies that arise from spin-offs, privatizations, and other events will be added each quarter if their market caps register above the median of a country's total market capitalization range. They may be added sooner if their size and expected liquidity warrants immediate inclusion.

     B. Deletions

               Companies will be deleted from the index whose market capitalization falls below USD 75 million at the time of the annual reconstitution or those that have less than USD 15 million value traded in the last 12 months.

               Companies that fall below USD 25 million free float market cap on the final business day of a month are removed from the index at the following month end.

               If a company's shares are no longer available due to a cash acquisition or as a result of bankruptcy or delisting, the company will be deleted from the index without replacement. If an issue stops pricing, its index membership will be maintained at the final offer price until its removal. The company may be removed from the index if, in the judgment of Standard & Poor's, trading in the company's shares is unlikely to resume.

     C. Index Rebalancing / Structural Changes

               All share changes, impacting an index constituent, of 5% or more will be done as soon as reasonably possible after the data are verified and after providing a minimum 5 days notice period. Announcements will be posted on the Standard & Poor's site: www.globalindices.standardandpoors.com.

               Changes entailing less than 5% changes of shares will be done on a quarterly basis. The dates of share rebalancing will be the third Fridays of March, June and December. In September they will coincide with the annual reconstitution of the index and share changes will be implemented at the close of business of September 30th, effective October 1st, for the developed markets and on November 1st for emerging markets.

INDEX AVAILABILITY

     The S&P/Citigroup BMI Indexes are calculated on all weekdays throughout the year. Daily historical price and total returns are available for download from the public website: www.globalindices.standardandpoors.com. Index data are also generally available via commercial data providers, including the following major vendors: BARRA, Bloomberg, Datastream. FactSet Data Systems, Reuters, Wilshire Associates, Vestek, and Zephyr Associates.

EXCHANGE RATES AND PRICING

     WM/Reuters foreign exchange rates are taken daily at 4:00 p.m. London time, and used in the calculation of the S&P/Citigroup Global Equity Indices. These fixings during the U.S. trading day are calculated by the WM Company based on Reuters data and appear on Reuters pages WMRA and those pages following.

     Each company's primary share listing is used to calculate index levels. Closing prices in each company's domestic market are used in the final daily index calculations. If trading in a stock is halted, the last bid or suspension price is carried forward. In cases of prolonged suspension, a dealer market or gray market price is used, if obtainable, and the issue may be deleted from the index.

     The average market capitalizations for the components of the Indexes as of June 30, 2006:

Index                                     Average Market Capitalization
-----                                     -----------------------------
SPDR(R) S&P Asia Pacific ETF                      $ 2.7 billion
SPDR(R) S&P Asia Pacific Emerging ETF             $ 2.5 billion
SPDR(R) S&P China ETF                             $ 6.8 billion
SPDR(R) S&P Emerging Markets ETF                  $ 3.1 billion
SPDR(R) S&P EPAC ETF                              $ 4.0 billion
SPDR(R) S&P Europe ETF                            $ 5.7 billion
SPDR(R) S&P European Emerging ETF                 $ 6.3 billion
SPDR(R) S&P Latin America ETF                     $ 4.8 billion
SPDR(R) S&P Middle East & Africa ETF              $ 2.0 billion
SPDR(R) S&P World (ex-US) ETF                     $ 3.9 billion
SPDR(R) S&P World (ex-US) Small Cap ETF           $ 0.8 billion

              DOW JONES WILSHIRE EX-US REAL ESTATE SECURITIES INDEX

INDEX PROVIDER DESCRIPTION

Dow Jones Indexes is part of Dow Jones & Company, which publishes the world's most vital business and financial news and information. Dow Jones Indexes is a premier global provider of investable indexes, including the Dow Jones Averages and the Dow Jones Global, Regional, Country and Sector Titans Indexes and is co-owner of the Pan-European Dow Jones STOXX Indexes. Together with Wilshire Associates, Dow Jones Indexes markets and licenses the Dow Jones Wilshire index family, which includes the Dow Jones Wilshire 5000 and its size, style, and sector indexes. Dow Jones Indexes also offers a number of specialty indexes including hedge fund, commodity and credit derivative indexes.

In addition to Dow Jones Indexes, Dow Jones & Company (NYSE: DJ; dowjones.com) publishes The Wall Street Journal and its international and online editions, Barron's and the Far Eastern Economic Review, Dow Jones Newswires, MarketWatch and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters Group of Factiva and with Hearst of SmartMoney. Dow Jones also provides news content to CNBC and radio stations in the U.S.

Wilshire Associates is a leading global investment technology, investment consulting and investment management firm with four business units: Wilshire Analytics, Wilshire Funds Management, Wilshire Consulting, and Wilshire Private Markets. The firm was founded in 1972, revolutionizing the industry by pioneering the application of investment analytics and research to investment management for the institutional marketplace. Wilshire also is credited with helping to develop the field of quantitative investment analysis that uses mathematical tools to analyze market risks. All other business units evolved from Wilshire's strong analytics foundation.

Wilshire developed the index now known as the Dow Jones Wilshire 5000(sm) Composite Index, the first asset/liability models for pension funds, the first U.S. equity style metrics work and many other "firsts" as the firm grew to more than 300 employees serving the investment needs of institutional and high net worth clients around the world.

Based in Santa Monica, CA, Wilshire provides services to clients in more than 20 countries representing in excess of 600 organizations with assets totaling more than $12.5 trillion. With eight offices on four continents, Wilshire Associates and its affiliates are dedicated to providing clients with the highest quality counsel, products and services. Please visit www.wilshire.com for more information.

INDEX DESCRIPTION

The Dow Jones Wilshire Ex-US Real Estate Securities Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries excluding the US. Currently the Dow Jones Wilshire ex-US Real Estate Securities Index includes Austria, Australia, Belgium, Canada, Chile, France, Germany, Hong Kong, Italy, Japan, Malaysia, Netherlands, New Zealand, Philippines, Poland, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, and the United Kingdom.

The Dow Jones Wilshire Global Real Estate Securities Index (DJW G RESI) is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. The global index is an expansion of the original U.S. index, developed in 1991 by Wilshire Associates to serve as a proxy for direct real estate investment by institutions. The Dow Jones Wilshire Global Real Estate Investment Trust (DJW G
REIT) Index is a subset of the DJW G RESI and is comprised only of those REITs and REIT-like securities in the larger index. The Dow Jones Wilshire Ex-US Real Estate Securities Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the US.

INDEX METHODOLOGY

To be included in the real estate Index, an issue must be all of the following:

     - The company must be both an equity owner and operator of commercial and/or residential real estate. Security types excluded from these more focused indexes include mortgage REITs, health care REITS, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITS, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments.

     - The company must have a minimum total market capitalization of at least $200 million at the time of its inclusion.

     - At least 75% of the company's total revenue must be derived from the ownership and operation of real estate assets.

     - The liquidity of the company's stock must be commensurate with that of other institutionally held real estate securities.

INDEX MAINTENANCE

Periodic and ongoing reviews of the index composition and shares are conducted based on the following rules:

     - Routine additions and deletions to the indexes, as well as shares updates, are made quarterly after the close of trading on the third Friday of March, June, September, and December. The changes become effective at the opening of trading on the next business day.

     - During the quarter, a component company's shares outstanding will be adjusted at the same time as a change in that company is made to the Dow Jones Wilshire 5000 Composite Index or to the soon to be released Dow Jones Wilshire family of Indexes.

     - A company will be removed from the indexes if direct mortgage investments represent more than 25% of the company's assets for two consecutive quarters or if the company is reclassified as a mortgage or hybrid REIT.

     - A company will be removed from the indexes if less than 50% of its total revenue is generated from the ownership and operation of real estate assets for two consecutive quarters.

     - A company will be removed from the indexes if its stock becomes illiquid or has more than 10 nontrading days during the previous quarter.

     - A company will be removed from the indexes if its stock is delisted by its primary market due to failure to meet financial or regulatory requirements.

     - A company will be removed from the indexes if its total market capitalization falls below $100 million and remains at that level for two consecutive quarters.

     - If a component company enters bankruptcy proceedings, it will be removed from the indexes and will remain ineligible for reinclusion until it has emerged from bankruptcy. However, the Dow Jones Wilshire Index Oversight Committee may, following a review of the bankrupt company and the issues involved in the filing, decide to keep the company in the indexes.

     - The Dow Jones Wilshire Index Oversight Committee may, at its discretion and if it has determined a company to be in extreme financial distress, remove the company from any Dow Jones Wilshire Index to which that company belongs if the committee deems the removal necessary to protect the integrity of the index and the interests of investors in products linked to that index.

     - The Index value is based oneach stock's closing price on its primary market and the official WM closing spot rates as of 5:30 p.m. eastern time.

INCEPTION DATE

The date on which the Dow Jones Wilshire Ex-US Real Estate Securities Index was first published was March 21, 2006. Back-tested historical data is available on a monthly basis from December 31, 1992, and daily from January 1, 1999.

               The average market capitalizations for the components of the Index as of June 30, 2006:

Index                                                        Average Market Capitalization
-----                                                        -----------------------------
streetTRACKS(R) DJ Wilshire Global (ex-US) Real Estate ETF          $1.954 billion

                    MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX

MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX.

The Macquarie Global Infrastructure 100 Index ("MGI 100 Index") calculated by the Financial Times Stock Exchange ("FTSE") is designed to reflect the stock performance of companies within the infrastructure industry, principally those engaged in management, ownership and operation of infrastructure and utility assets. The MGI 100 Index is a composite of the broader Macquarie Global Infrastructure Index ("MGII") which is based on 255 stocks currently in the FTSE Global Equity Index Series. The MGI 100 Index is based on the universe of the MGII with a further country screen allowing only constituents in the FTSE developed and FTSE Advanced Emerging regions. Eligible countries from the MGII are then re-ranked by investable market with the top 100 being included in the index.

INDEX METHODOLOGY

To be included in the infrastructure indexes, an issue must be all of the following:

     - Each security must be a current constituent of the FTSE Global Equity Index Series ("GEIS") All Cap Index (1).

     - The share weighting of an individual constituent is the same as in the FTSE GEIS All Cap Index, based on the appropriate free float weighting of that Index.

     - The Companies classified in one of the following Industry Classification Benchmark ("ICB") subsectors are eligible for inclusion in the index -

               1.   Pipelines

               2.   Transportation Services

               3.   Electricity

               4.   Gas Distribution

               5.   Multiutilities

               6.   Water

               7.   Telecommunications Equipment

     - Macquarie Communications Infrastructure (Code MCG) will be included in the Telecommunications Equipment subsector.

     - Macquarie will be responsible for vetting the constituent list and excluding noninfrastructure stocks. FTSE must receive this final constituent list 5 working days before the changes are to be implemented.

     - The MGI 100 Index is based on the universe of the MGII with a further country screen allowing only constituents in the FTSE Developed and FTSE Advanced Emerging regions.

INDEX MAINTENANCE

Periodic and ongoing reviews of the index composition and shares are conducted based on the following rules:

     - The Index Series is reviewed semi annually in June and December as part of the reviews of the FTSE Global Equity Index Series on the same dates. The MGII constituents will be compiled using data available on the Monday, 3 weeks before the review implementation, and sent to Macquarie for sign off. The MGI100 Index will be cut after close, the Monday before implementation, once the MGII has been agreed.

     - Changes arising from the reviews are implemented after the close of business on the third Friday in June and December.

     - For the MGII, at review, eligible securities will be ranked by full market capitalization, and those single lines with a full market cap greater than $250m USD will be included in the index.

     - There will be no intra-review additions to the Macquarie Global Infrastructure Index.

     - For the MGI 100 Index, the eligible companies from the MGII Index, and the further country screen, will then be re-ranked by investable market cap, and the top 100 will be included in the index. A reserve list of 10 securities will also be identified to replace any intra-review deletions to maintain 100 constituents at all times.

     - If a company with multiple lines is eligible, only the largest of those lines, by investable market cap, will be included in the index.

     In the event of a spin off, the spun off company will remain in the MGI 100 Index, if eligible, and if it is larger than the current lowest ranking constituent. The smallest constituent will be removed from the index at the close of business the day before the corporate action.

     The average market capitalizations for the components of the Index as of June 30, 2006:

Index                                                     Average Market Capitalization
-----                                                     -----------------------------
streetTRACKS(R) Macquarie Global Infrastructure 100 ETF   $ 1,164 billion (weighted)

(1) The FTSE Global Equity Index Series covers over 7,000 securities in 48 different countries and captures 98% of the world's investable market capitalisation. The index series is divided into Developed, Advanced Emerging and Secondary Emerging segments.

                                   MSCI INDEX

INDEX PROVIDER DESCRIPTION

     Morgan Stanley Capital International ("MSCI") develops and maintains equity, REIT, fixed income, multi-asset class and hedge fund indices. MSCI is headquartered in New York, with research and commercial offices around the world. MSCI has constructed its equity indices for more than 30 years.

INDEX CRITERIA & METHODOLOGY SUMMARY

     A. Component Selection Criteria

                    MSCI undertakes an index construction process, which
               involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors (iii) classifying the universe of securities under the Global Industry Classification Standard (the "GICS"), and (iv) selecting securities for inclusion according to MSCI's index construction rules and guidelines.

     B. Eligibility

               The index construction process starts at the country level, with the identification of all listed securities for that country. Currently, MSCI creates equity indices for 50 country markets globally. MSCI classifies each company and its securities in one and only one country. This allows securities to be sorted distinctly by their respective countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. All listed equity securities, or listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.

     C. Methodology

               MSCI follows a "bottom-up" approach to index construction, building indices up to the industry group level. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on: (i) each company's business activities and the diversification that its securities would bring to the index, (ii) the size (based on free float-adjusted market capitalization) and liquidity of securities, and (iii) the estimated free float for the company and its individual share classes. Only securities of companies with estimated free float greater than 15% are, in general, considered for inclusion. Exceptions to this general rule are made only in significant cases, where not including a security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market.

     D. Liquidity

                    All securities that are considered for inclusion or
               currently are included in the MSCI Indices must have adequate liquidity. However, liquidity is not the sole determinant for inclusion in the index, although it is an important consideration.

                    In making an assessment of adequate liquidity levels, a
               number of absolute and relative liquidity measures are considered. These include patterns of traded volume and traded value over several periods of time.

                    The analysis of the adequacy of a security's liquidity also considers the average liquidity for the country and the industry group to which the security belongs. In addition, in some cases, while assessing the liquidity of a local security, the trading volumes in depository receipts, such as ADRs or GDRs may also be considered. MSCI does not define absolute minimum or maximum liquidity levels for stock inclusion or exclusion from the MSCI Standard Equity Index Series, but considers their relative standing within each country and between cycles. This is because liquidity is not comparable between countries. In addition, liquidity is partly a function of the cyclicality of markets or industries, and limiting index constituents to only the most liquid stocks would introduce a bias against those stocks and sectors that are temporarily out of favor with investors.

INDEX MAINTENANCE AND ISSUE CHANGES

     Overall, index maintenance can be described by three broad categories of implementation of changes:

     - Annual full country index reviews that systematically re-assess the various dimensions of the equity universe for all countries and are conducted on a fixed annual timetable;

     - Quarterly index reviews, aimed at promptly reflecting other significant market events; and

     - Ongoing event-related changes, such as mergers and acquisitions, which are generally implemented in the indices as they occur.

     The annual full country index review for all the MSCI Standard Country Indices is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs on only three dates throughout the year: as of the close of the last business day of February, August and November. Any Country Indices may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancings are generally announced at least two weeks in advance.

     Potential changes in the status of countries (stand-alone, emerging, developed) follow their own separate timetables.

     Market driven changes such as mergers, acquisitions, bankruptcies or new issues can cause changes in the index composition. MSCI seeks to monitor all cases of such corporate actions within the MSCI universe and implement them as they occur.

     A. Additions

                    Potential additions are analyzed not only with respect to
               their industry group, but also with respect to their industry or sub-industry group, in order to represent a wide range of economic and business activities. All additions are considered in the context of MSCI's methodology, including the index constituent eligibility rules and guidelines.

                    Security additions have to meet the normal criteria for
               inclusion and also often undergo a "seasoning period" of several months until trading patterns and volumes are established. Furthermore, sometimes a new issue, usually a privatization, comes to the market and substantially changes the country's industry profile. In this case, where even temporarily excluding it would distort the characteristics of the market, it may be immediately included in the MSCI Standard Equity Indices. There is no fixed number of companies included in the index. Therefore, the addition of a company does not necessarily cause the corresponding deletion of another.

     B. Deletions

                    MSCI will remove from the MSCI Standard Equity Index Series as soon as practicable securities of companies that file for bankruptcy, companies that file for protection from their creditors and/or are suspended for which a return to normal business activity and trading is unlikely in the near future.

                    Securities may also be considered for early deletion in
               other significant cases, such as decreases in free float and Foreign Ownership Limits (FOLs). In addition, when a constituent company acquires or merges with a non-constituent company or spins-off another company, the securities of the constituent company may be removed from the index, if, for example, these securities are no longer representative of the industry as a result of the event.

INDEX AVAILABILITY

     The MSCI Standard Equity Indexes are calculated and published daily. Daily index values can be found at the MSCI website and are also made available to major newspapers, financial websites and financial data vendors.

EXCHANGE RATES AND PRICING

     The prices used to calculate the MSCI Indices are currently the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

     Exchange Rates: For the MSCI Indices, MSCI currently uses the FX rates published by WM Reuters at 4:00 p.m. London time. MSCI currently uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m. London time by the WM Reuters Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI currently uses these to calculate mid-point to 5 decimal places.

     MSCI may elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

     The average market capitalizations for the components of the Index as of June 30, 2006:

Index                                   Average Market Capitalization
-----                                   -----------------------------
streetTRACKS(R) MSCI ACWI (ex-US) ETF   $6.574 billion

                             RUSSELL/NOMURA INDEXES

INDEX PROVIDER DESCRIPTION

     The Russell/Nomura Japan Indexes were jointly developed by Russell Investment Group and Nomura Securities Co., Ltd. in 1995, and continue to serve as benchmarks of performance based on various investment policies. The indexes, which have been value-weighted and free-float adjusted since inception, include only common stocks domiciled in Japan, and were the first Japanese stock market benchmark classified into several styles. All indexes are subsets of the Russell/Nomura Total Market Index, which represents approximately 98% of the investable Japan equity market.

     Purposes of Russell/Nomura Indexes:

          -    Determining investment strategies (strategic asset allocation)

          -    Determining manager structure

          -    Supporting portfolio management activities

          -    Evaluating performance

          -    Managing risk

     Characteristics of Russell/Nomura Indexes:

          - Entire Japanese market representation; constituent stocks are selected from among all listed stocks on the various stock exchanges in Japan, not just a single exchange

          - Reflect only stocks that are investable (available for investment) as market capitalization is free-float adjusted to account for stable shareholdings

          - Existence of subindexes for different sizes of companies based on market capitalization

          - Existence of subindexes for growth and value stocks, which are determined based on P/B ratios adjusted for off-balance sheet items

          -    Transparent methodology that eliminates arbitrary stock selection

          -    Annual reconstitution

RUSSELL/NOMURA PRIME INDEX

INDEX DESCRIPTION

     The Russell/Nomura Prime Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization (representing approximately 96%) of the Russell/Nomura Total Market Index. It is designed to serve as a benchmark for passive investment strategies. It has broad market coverage, and takes liquidity into account. As of March 31st, 2006, the index had an adjusted market capitalization range of approximately 13.0 trillion yen (approximately US$110.53 billion) to 15.1 billion yen (approximately US$0.129 billion).

     The Russell/Nomura Prime Index employs a "banding" method at reconstitution in order to control the frequent replacement caused by small fluctuations of market capitalization. A "negative list" method is also used to help prevent the inclusion of stocks of especially low liquidity. The Index is calculated with dividends reinvested, and is denominated in Japanese yen and US dollars. The index is calculated based on the share price for each stock on its primary exchange. The index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. The index has growth and value subindexes and 33 industrial subindexes.

     The Russell/Nomura Prime Index includes 76 stocks that are not listed on the First Section of the Tokyo Stock Exchange.

INDEX METHODOLOGY

     The Russell/Nomura Prime Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market Index, which are determined by an annual reconstitution of the

Russell/Nomura Japan Indexes. A "banding" method is employed at reconstitution in order to control the frequent replacement caused by small fluctuations of market capitalization. A "negative list" method is also used to help prevent the inclusion of stocks of especially low liquidity. The "negative list" takes precedence over "banding."

     Under the "negative list" rule (exclusion of low-liquidity stocks), stocks ranked 2,001st or lower in terms of average monthly trading value in the one year prior to the reconstitution date are automatically excluded.

     Stocks ranked 900 or higher in terms of float-adjusted market capitalization are automatically included in the index, regardless of whether or not they were in the index immediately prior to the reconstitution. However under the "banding" (900-1,100) rule, stocks ranked 901-1,100 are only included in the index if they were constituents of the index immediately prior to the reconstitution, and are thus selected in rank order until 1,000 stocks have been selected in total. If a total of 1,000 stocks is not reached as a result of this process, then stocks ranked 901-1,100 that were not constituents immediately prior to the reconstitution are selected until the 1,000-stock mark is reached.

INDEX MAINTENANCE

     The Russell/Nomura Prime Index is reconstituted annually (on the first trading day in December). Newly listed large-caps are included every quarter. The index is calculated based on the share price for each stock on its primary exchange. The index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. Liquidation post stocks (where the name of the issuer of a stock falls within the purview of the Criteria for Delisting Stocks is put on the liquidation post to make the information public among investors) are removed from the index on the second day following the move to the liquidation post. Stocks that are delisted for reasons other than those noted above are removed from the index on the date of delisting. Stocks that have been removed from the index are not replaced.

     Outside of the annual reconstitution, free-float ratios (vis-a-vis stable shareholdings) will be revised as necessary, in principle, in the event of substantial changes in stable shareholdings due to corporate actions such as the conversion of preferred stocks, M&A involving private (non-listed) companies, tender offer bids (TOB), as well as private placements. The decision as to whether or not to revise free-float ratios will be made upon confirmation of the number of shares following such corporate actions, and in the case revisions are implemented, an announcement to this effect will be made and the changes duly reflected in the indexes.

STRUCTURAL CHANGES

     The aim of the annual reconstitution of Russell/Nomura Japan Indexes is to completely and objectively rebuild the indexes to ensure market segments are accurately represented, while minimizing unnecessary turnover.

     Complete reconstitution is important for an index designed to represent market segments because market characteristics change over time. Lack of complete reconstitution results in sector, capitalization, and style biases, all of which challenge the ability of an index to represent the market.

     As a general rule, index changes are announced on the website of Nomura Securities about two weeks before the changes take effect, except but not limited to cases of unforeseen circumstances or when information cannot be confirmed.

INCEPTION DATE

     The inception date of the Russell/Nomura PRIME Index is June 2004, with historical performance going back to end-December, 1996.

INDEX COMPILATION

     The Russell/Nomura Prime Index is compiled by Russell Investment Group and Nomura Securities Co., Ltd., in conjunction with Nomura Research Institute, as agent for Nomura Securities.

RUSSELL/NOMURA SMALL CAP INDEX

INDEX DESCRIPTION

     The Russell/Nomura Small Cap Index represents approximately the smallest 15% of stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market Index. As of March 31st, 2006, the index was made up of 1,389 stocks, but this number will vary from year to year. The index had an adjusted market capitalization range of 204.7 billion yen (approximately US$1.74 billion) to 3.6 billion yen (approximately US$0.031 billion).

     The index is calculated with or without dividends reinvested, and is denominated in Japanese yen and US dollars. The index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. The index has growth and value subindexes. The Russell/Nomura Small Cap Index includes 239 stocks that are not listed on the First Section of the Tokyo Stock Exchange.

INDEX METHODOLOGY

     The Russell/Nomura Small Cap Index represents approximately the smallest 15% of stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market Index, which are determined by an annual reconstitution of the Russell/Nomura Japan Indexes.

     For the Russell/Nomura Total Market Index itself, stocks are ranked according to free float-adjusted market capitalization and are selected based on data as of the end of the month two months prior to the reconstitution month. Stocks are added to the Total Market Index in descending order of adjusted market capitalization until over 98% of total market capitalization is represented and the number of stocks in the index is a multiple of 100.

     The Small Cap Index contains approximately the bottom 15% of Total Market Index stocks by adjusted market capitalization, and excludes stocks in the Large Cap Index.

INDEX MAINTENANCE

     The Russell/Nomura Small Cap Index is reconstituted annually (on the first trading day in December) as part of the overall reconstitution of the Russell/Nomura Total Market Index. The index is calculated based on the share price for each stock on its primary exchange. The index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. Liquidation post stocks (where the name of the issuer of a stock falls within the purview of the Criteria for Delisting Stocks is put on the liquidation post to make the information public among investors) are removed from the index on the second day following the move to the liquidation post. Stocks that are delisted for reasons other than those noted above are removed from the index on the date of delisting. Stocks that have been removed from the index are not replaced.

     Outside of the annual reconstitution, free-float ratios (vis-a-vis stable shareholdings) will be revised as necessary, in principle, in the event of substantial changes in stable shareholdings due to corporate actions such as the conversion of preferred stocks, M&A involving private (non-listed) companies, tender offer bids (TOB), as well as private placements. The decision as to whether or not to revise free-float ratios will be made upon confirmation of the number of shares following such corporate actions, and in the case revisions are implemented, an announcement to this effect will be made and the changes duly reflected in the indexes.

STRUCTURAL CHANGES

     The aim of the annual reconstitution of Russell/Nomura Japan Indexes is to completely and objectively rebuild the indexes to ensure market segments are accurately represented, while minimizing unnecessary turnover. Complete reconstitution is important for an index designed to represent market segments because market characteristics change over time. Lack of complete reconstitution results in sector, capitalization, and style biases, all of which challenge the ability of an index to represent the market. As a general rule, index changes are announced on the website of Nomura Securities about two weeks before the changes take effect, except but not limited to cases of unforeseen circumstances or when information cannot be confirmed.

INCEPTION DATE

     The inception date of the Russell/Nomura Small Cap Index is December 1995, with historical performance going back to end-December, 1979.

INDEX COMPILATION

     The Russell/Nomura Small Cap Index is compiled by Russell Investment Group and Nomura Securities Co., Ltd., in conjunction with Nomura Research Institute, as agent for Nomura Securities.

     The average market capitalizations for the components of the Indexes as of June 30, 2006:

Index                                                 Average Market Capitalization
-----                                                 -----------------------------
streetTRACKS(R) Russell/Nomura PRIME(TM) Japan ETF    $17.579 billion
streetTRACKS(R) Russell/Nomura Small Cap Japan ETF    $0.592 billion

                        ADDITIONAL INVESTMENT STRATEGIES,
                         RISKS AND OTHER CONSIDERATIONS

                        ADDITIONAL INVESTMENT STRATEGIES

     The Funds may invest its remaining assets in money market instruments including repurchase agreements or funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940 (the "1940 Act")), in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to its benchmark Index and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

     Borrowing Money. The Funds may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

     Lending Securities. Each Fund may lend securities from its holdings via a securities lending program to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is marked to market each trading day. In the securities lending program, a Fund does not have the right to vote a loaned security, however a fund may be able to call loans to vote proxies if a material issue affecting the investment is to be voted upon. Such loans may be terminated at any time by the Fund.

                                ADDITIONAL RISKS

     Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

     Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund's net asset value and supply and demand on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

     Lending of Securities. Although the Funds will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it may invest.

     Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur.

     Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

     Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of Shares. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange, is satisfied by the fact that the Fund's prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                                   MANAGEMENT

     Adviser. SSgA Funds Management, Inc. serves as the Adviser to the Funds and, subject to the supervision of the Board of Trustees, is responsible for the investment management of the Fund. The Adviser, parts of State Street Bank and Trust Company ("State Street") and other affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of June 30, 2006 the Adviser managed approximately $115 billion in assets. As of June 30, 2006, SSgA managed approximately $1.5 trillion in assets, including approximately $560 billion in equity index funds. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     For the services provided to the Funds under the Investment Advisory Agreement, the Funds pays the Adviser annual fees based on a percentage of each Fund's average daily net assets as set forth below.

SPDR(R) S&P Asia Pacific ETF                                 0.__%
SPDR(R) S&P Asia Pacific Emerging ETF                        0.__%
SPDR(R) S&P China ETF                                        0.__%
SPDR(R) S&P Emerging Markets ETF                             0.__%

SPDR(R) S&P EPAC ETF                                         0.__%
SPDR(R) S&P Europe ETF                                       0.__%
SPDR(R) S&P European Emerging ETF                            0.__%
SPDR(R) S&P Latin America ETF                                0.__%
SPDR(R) S&P Middle East & Africa ETF                         0.__%
SPDR(R) S&P World (ex-US) ETF                                0.__%
SPDR(R) S&P World (ex-US) Small Cap ETF                      0.__%
streetTRACKS(R) DJ Wilshire Global (ex-US) Real Estate ETF   0.__%
streetTRACKS(R) Macquarie Global Infrastructure 100 ETF      0.__%
streetTRACKS(R) MSCI ACWI (ex-US) ETF                        0.__%
streetTRACKS(R) Russell/Nomura PRIME(TM) Japan ETF           0.__%
streetTRACKS(R) Russell/Nomura Small Cap(TM) Japan ETF       0.__%

     From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of the Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. A discussion regarding the basis for the Board of Trustee's approval of the investment advisory agreement for the Fund will be available in the Trust's semi-annual report to shareholders dated December 31, 2006.

     Portfolio Managers. The Adviser manages each Fund using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. The portfolio management team is overseen by the SSgA Investment Committee.

     Key professionals primarilly involved in the day-to-day portfolio management for the Funds include Lynn Blake and John Tucker.

     Ms. Blake, CFA, is a Principal of SSgA and the Adviser. She joined the firm in 1987 and is the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake received a Bachelor of Science degree from the School of Management at Boston College and an MBA degree in Finance from Northeastern University. She is a member of the Boston Security Analysts Society.

     Mr. Tucker, CFA, is a Principal of SSgA and the Adviser. He joined the firm in 1988 and is the Unit Head for the firm's Exchange Traded Funds Management Team. Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the Statement of Additional Information.

     Administrator, Custodian and Transfer Agent. State Street is the Administrator for the Fund, the Custodian for the

Fund's assets and serves as Transfer Agent to the Fund.

     Lending Agent. [_____] acts as the securities lending agent for the Funds. For its services, the lending agent typically receives a portion of the net investment income, if any, earned on the collateral received for the securities loaned.

     Distributor. State Street Global Markets, LLC is the Distributor of the Funds' Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                           INDEX LICENSES/DISCLAIMERS

S&P INDEXES:

          S&P/Citigroup BMI EPAC Index, S&P/Citigroup BMI Europe Index, S&P/Citigroup BMI Asia Pacific Index, S&P/Citigroup BMI Emerging Markets Index, S&P/Citigroup BMI Latin America Index, S&P/Citigroup BMI Middle East & Africa Index, S&P/Citigroup BMI European Emerging Index, S&P/Citigroup BMI Asia Pacific Emerging Index, S&P/Citigroup BMI China Index, S&P/Citigroup World Ex US Index and S&P/Citigroup World ex-US Cap Range <2 billion USD Index (together, the "S&P Indexes"), "S&P(R)", "Standard & Poor's(R)", are trademarks of The McGraw-Hill Companies, Inc. and Citigroup Global Markets Inc. ("Citigroup"). The Citigroup Mark is a trademark of Citigroup and has been licensed for use by Standard & Poor's.

          SPDR(R) S&P Asia Pacific ETF, SPDR(R) S&P Asia Pacific Emerging ETF, SPDR(R) S&P China ETF, SPDR(R) S&P Emerging Markets ETF, SPDR(R) S&P EPAC ETF, SPDR(R) S&P Europe ETF, SPDR(R) S&P European Emerging ETF, SPDR(R) S&P Latin America ETF, SPDR(R) S&P Middle East & Africa ETF, SPDR(R) S&P World (ex-US) ETF and SPDR(R) S&P World (ex-US) Small Cap ETF are not sponsored, endorsed, sold or promoted by Standard & Poor's, and neither Standard & Poor's nor Citigroup makes any representation regarding the advisability of investing in these Funds. SSgA Fund Management, Inc, and the Trust are permitted to use these trademarks pursuant to a License Agreement with Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

          The Funds are not sponsored, endorsed, sold or promoted by S&P or Citigroup and neither S&P nor Citigroup makes any representation or warranty, express or implied, to the Trust, the Adviser, the Distributor, or Beneficial Owners of the Fund's shares regarding the advisability of investing in index securities or exchange-traded funds generally or in the Fund particularly or the ability of the S&P Indexes to track stock market performance. S&P's and Citigroup's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and Citigroup and of the S&P Indexes which is determined, comprised and calculated by S&P without regard to the Fund or its shareholders. S&P and Citigroup have no obligation to take the needs of the Fund or its shareholders into consideration in determining, comprising or calculating the S&P Indexes. S&P and Citigroup are not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund's shares. S&P and Citigroup have no obligation or liability in connection with the administration, marketing or trading of the Fund.

STANDARD & POOR'S AND CITIGROUP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S AND CITIGROUP MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE USE LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE. STANDARD & POOR'S AND CITIGROUP MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S OR CITIGROUP HAVE ANY LIABILITY FOR ANY SPECIAL,

PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DOW JONES WILSHIRE INDEX LICENSES:

          The Dow Jones Wilshire Ex-US Real Estate Securities Index is a service mark of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to the Fund, other than the licensing of the Dow Jones Indexes and its service marks for use in connection with the Fund.

Dow Jones and Wilshire do not:

          -    Sponsor, endorse, sell or promote the Fund.

          - Recommend that any person invest in the Fund or any other securities.

          - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

          - Have any responsibility or liability for the administration, management or marketing of the Fund.

          - Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones Wilshire Indexes or have any obligation to do so.

          NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY,

          - NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT:

               - THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE INDEXES AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE INDEXES;

               - THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE INDEXES AND ANY RELATED DATA;

               - THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE INDEXES AND/OR ITS RELATED DATA;

          - NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DOW JONES WILSHIRE INDEXES OR RELATED DATA;

          - UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR.

          THE LICENSING AGREEMENT AMONG THE ADVISER, DOW JONES AND WILSHIRE IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE SHAREHOLDERS OF THE FUND OR ANY OTHER THIRD PARTIES.

MACQUARIE GLOBAL INFRASTRUCTURE INDEX LICENSES:

          The streetTRACKS(R) Macquarie Global Infrastructure 100 ETF (the "Fund") is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or by the London Stock Exchange Plc (the "Exchange") or by The Financial Times Limited ("FT") and neither FTSE nor Exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Macquarie Global Infrastructure 100 Index (the "Index") and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE nor Exchange nor FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE or Exchange or FT shall be under any obligation to advise any person of any error therein. ""FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trade marks jointly owned by the London Stock Exchange Plc and The Financial Times Limited and are used by FTSE under licence. The Macquarie Global Infrastructure 100 Index (the "Index") is calculated by FTSE. All rights in the Index vest in FTSE and/or its relevant partners.

          "Macquarie(TM)" is a trademark of Macquarie Bank Limited and its related entities (the "Macquarie Group"). The streetTRACKS(R) Macquarie Global Infrastructure 100 ETF (the "Fund") Fund is not sponsored, endorsed, sold or promoted by any member of the Macquarie Group and none of them makes any representation or warranty, express or implied, to the Fund, investors in the Fund or its manager or adviser or to any other person regarding the advisability of investing in index securities or exchange-traded funds generally or in the Fund particularly or the ability of the Index to track performance of the stock market or the stocks comprised therein. No member of the Macquarie Group is responsible for, and none of them has participated in, any determination or calculation made with respect to the issuance or redemption of the Fund's shares. No member of the Macquarie Group has any obligation or liability in connection with the administration, marketing or trading of the Fund, or any materials in relation thereto.

NO MEMBER OF THE MACQUARIE GROUP GUARANTEES OR GIVES ANY ASSURANCE AS TO THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NO MEMBER OF THE MACQUARIE GROUP MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, TO THE FUND, INVESTORS IN THE FUND, ITS MANAGER OR ADVISER OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN (EITHER IN CONNECTION WITH THE USE OF THE INDEX LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE). NO MEMBER OF THE MACQUARIE GROUP MAKES ANY EXPRESS OR IMPLIED WARRANTIES IN RELATION TO THE FUND AND/OR THE INDEX, AND EACH SUCH MEMBER EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE FUND, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY MEMBER OF THE MACQUARIE GROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI INDEX LICENSES:

THIS FINANCIAL PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY [LICENSEE]. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FINANCIAL PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FINANCIAL PRODUCTS GENERALLY OR IN THIS FINANCIAL PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FINANCIAL PRODUCT OR THE ISSUER OR OWNERS OF THIS FINANCIAL PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FINANCIAL PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FINANCIAL PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FINANCIAL

PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FINANCIAL PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FINANCIAL PRODUCT.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FINANCIAL PRODUCT, OWNERS OF THE FINANCIAL PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this financial product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this financial product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

RUSSELL/NOMURA LICENSES:

     The "Russell/Nomura Prime Index" and the "Russell/Nomura Small Cap Index" (together, the "Russell/Nomura Indexes") are trademarks of Russell Investment Group. SSgA Fund Management Inc. and the Trust are permitted to use these trademarks pursuant to a License Agreement with Russell Investment Group.

     The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group ("Russell"). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell/Nomura Indexes to track general stock market performance or a segment of the same. Russell's publication of the Russell/Nomura Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell/Nomura Indexes are based. Russell's only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell/Nomura Indexes which is determined, composed and calculated by Russell without regard to the Trust or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell/Nomura Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR

IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                        DETERMINATION OF NET ASSET VALUE

          Net asset value per Share for each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by a Fund's custodian and determined each business day, normally at the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., New York time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

          The value of each Fund's portfolio securities is based on the securities' last sale price on local markets when available. If a security's market price is not readily available, the security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. The procedures require the Funds' Pricing and Investment Committee ("PVC") to determine a security's fair value if a market price is not readily available. In determining such value the PVC will consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Fund's index providers). In addition, a security may be valued at its fair value if affected by a significant event in the local market. A significant event is an event that may materially affect the value of the relevant Fund and that occurs after the close of the security's local trading market but before the relevant Fund's NAV is calculated. Examples of significant events are government actions, natural disasters, armed conflicts, and acts of terrorism. In such cases, the Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                          BUYING AND SELLING THE FUNDS

     The Shares are listed for secondary trading on the Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the Exchange at prices that may differ to varying degrees from the daily net asset value of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

     The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ("IOPV") relating to the Funds. The IOPV calculations are based on local closing prices converted into U.S. dollars at current currency rates and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the IOPV and the market price could be affected. The IOPV is the approximate value of Shares of the Funds. This should not be viewed as a "real-time" update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

     The Fund issues Shares and redeems Shares only in Creation Units (50,000 Shares per Creation Unit) at their respective net asset values on a continuous basis only on a day the NYSE is open for business. Set forth below is a brief description of the procedures applicable to creation and redemption of Creation Units. For more detailed information, see "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

     The Fund imposes no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Trust's shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its shares at net asset value per share for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Fund's shareholders or (b) any attempts to market time the Fund by shareholders would result in negative impact to the Fund or its shareholders.

     Investors such as market-makers, large investors and institutions, who wish to deal in Creation Units directly with the Fund, must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

     Creation. In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a replication, or a representation, of the stocks included in the Fund's benchmark index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of names and number of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the New York Stock Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

     Orders must be placed in proper form by or through a participant of the Depository Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent with respect to purchases and redemptions of Creation Units ("Authorized Participant"). All orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m.. New York time. A custom order may be placed by an Authorized Participant in the event that the Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

     A fixed Creation Transaction Fee in the amount described below is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may apply to the extent that cash is used in lieu of securities to purchase Creation Units. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information. The price for each Creation Unit will equal the aggregate daily net asset value per Share, plus the fees described above and, if applicable, any transfer taxes. Purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund.

     Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 125% of the market value of the missing Deposit Securities. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

     Legal Restrictions on Transactions in Certain Stocks (Purchase). An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the creation of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the creation of a Creation Unit.

     Redemption. The Fund's custodian makes available immediately prior to the opening of business each day of the New York Stock Exchange, through the facilities of the NSCC, the list of the names and the number of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares, a compensating cash payment to the Fund equal to the differential will be required to be arranged for by, or on behalf of, the redeeming shareholder. For more detail, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

     An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the Exchange (ordinarily 4:00 p.m. New York time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m., New York time.

     A fixed Redemption Transaction Fee in the amount described below is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. To the extent that redemptions are for cash, an additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information. Reedemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund.

     Legal Restrictions on Transactions in Certain Stocks (Redemption). An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash at the Fund's discretion.

Transaction Fees:

                                                             TRANSACTION
FUND                                                             FEE*
----                                                         -----------
SPDR(R) S&P Asia Pacific ETF                                     $__
SPDR(R) S&P Asia Pacific Emerging ETF                            $__
SPDR(R) S&P China ETF                                            $__
SPDR(R) S&P Emerging Markets ETF                                 $__
SPDR(R) S&P EPAC ETF                                             $__
SPDR(R) S&P Europe ETF                                           $__
SPDR(R) S&P European Emerging ETF                                $__
SPDR(R) S&P Latin America ETF                                    $__
SPDR(R) S&P Middle East & Africa ETF                             $__
SPDR(R) S&P World (ex-US) ETF                                    $__
SPDR(R) S&P World (ex-US) Small Cap ETF                          $__
streetTRACKS(R) DJ Wilshire Global (ex-US) Real Estate ETF       $__
streetTRACKS(R) Macquarie Global Infrastructure 100 ETF          $__
streetTRACKS(R) MSCI ACWI (ex-US) ETF                            $__
streetTRACKS(R) Russell/Nomura PRIME(TM) Japan ET                $__
streetTRACKS(R) Russell/Nomura Small Cap(TM) Japan ETF           $__

* From time to time, the Fund may waive all or a portion of its applicable redemption fee.

                                  DISTRIBUTIONS

     Dividends and Capital Gains. As the Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as "distributions."

     The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

     Income dividend distributions, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

     Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

                               PORTFOLIO HOLDINGS

     A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

                                   TAX MATTERS

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Funds.

     Unless your investment in the Fund is through a tax-exempt entity or tax deferred retirement account, such as a 401 (k) plan, you need to be aware of the possible tax consequences when:

     -    The Fund makes distributions,

     -    You sell Shares listed on the Exchange, and

     -    You create or redeem Creation Units

     Taxes on Distributions. The Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Under the provisions of the JGTRRA Tax Act of 2003, some ordinary dividends paid to individual shareholders may qualify for taxation at a lower tax rate.

     Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

     If you are not a citizen or permanent resident of the United States, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Under recently enacted legislation, the Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the proposed legislation.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate for individuals is currently 28%.

     Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

     Taxes on Creations and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on February 14, 2002. If shareholders of the Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Statement of Additional Information for more information concerning the Trust's form of organization.

     [Disclosure related to Section 12(d)(1) for 485a filing] Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an Securities and Exchange Commission exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

     From time to time, the Fund may advertise yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of the Fund.

     Clifford Chance US LLP serves as counsel to the Trust, including the Fund. [___] serves as the independent registered public accounting firm and will audit the Fund's financial statements annually.

                       WHERE TO LEARN MORE ABOUT THE FUND

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund's Shares. A Statement of Additional Information (dated _____, 2006) and the annual and semi-annual reports to shareholders, each of which will be filed with the SEC, provide more information about the Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the Fund's last fiscal year. The Statement of Additional information and the financial statements included in the Trust's most recent annual reports to shareholders are incorporated herein by reference (i.e., is legally part of this Prospectus). These materials may be obtained without charge by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, or by calling the following number:

                      Investor Information: 1-866-S-TRACKS

     The Registration Statement, including this Prospectus, the Statement of Additional Information, and the exhibits as well as the reports may be reviewed and copied at the SECs Public Reference Room (100 F Street, N.E., Washington D.C. 20549) or on the EDGAR Database on the SECs Web site (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     Shareholder inquiries may be directed to the Fund in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUND. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

     DEALERS EFFECTING TRANSACTIONS IN THE FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

             THE TRUST'S INVESTMENT COMPANY ACT NUMBER IS 811-21145.

                       STREETTRACKS(R) INDEX SHARES FUNDS

                   STREETTRACKS(R) DOW JONES STOXX 50(R)* FUND
                STREETTRACKS(R) DOW JONES EURO STOXX 50(R)** FUND
                          SPDR(R) S&P ASIA PACIFIC ETF
                      SPDR(R) S&P ASIA PACIFIC EMERGING ETF
                              SPDR(R) S&P CHINA ETF
                        SPDR(R) S&P EMERGING MARKETS ETF
                              SPDR(R) S&P EPAC ETF
                             SPDR(R) S&P EUROPE ETF
                        SPDR(R) S&P EUROPEAN EMERGING ETF
                          SPDR(R) S&P LATIN AMERICA ETF
                      SPDR(R) S&P MIDDLE EAST & AFRICA ETF
                          SPDR(R) S&P WORLD (EX-US) ETF
                     SPDR(R) S&P WORLD (EX-US) SMALL CAP ETF
           STREETTRACKS(R) DJ WILSHIRE GLOBAL (EX-US) REAL ESTATE ETF
             STREETTRACKS(R) MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
                      STREETTRACKS(R) MSCI ACWI (EX-US) ETF
               STREETTRACKS(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
             STREETTRACKS(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 27, 2006,
                    as amended and restated October __, 2006

streetTRACKS(R) Index Shares Funds (the "Trust") is an investment company consisting of eighteen separate exchange-traded "index funds," the streetTRACKS(R) Dow Jones STOXX 50(R) Fund, the streetTRACKS(R) Dow Jones EURO STOXX 50(R) Fund, the SPDR(R) S&P Asia Pacific ETF, the SPDR(R) S&P Asia Pacific Emerging ETF, the SPDR(R) S&P China ETF, the SPDR(R) S&P Emerging Markets ETF, the SPDR(R) S&P EPAC ETF, the SPDR(R) S&P Europe ETF, the SPDR(R) S&P European Emerging ETF, the SPDR(R) S&P Latin America ETF, the SPDR(R) S&P Middle East & Africa ETF, the SPDR(R) S&P World (ex-US) ETF, the SPDR(R) S&P World (ex-US) Small Cap ETF, the streetTRACKS(R) DJ Wilshire Global (ex-US) Real Estate ETF, the streetTRACKS(R) Macquarie Global Infrastructure 100 ETF, the streetTRACKS(R) MSCI ACWI (ex-US) ETF, the streetTRACKS(R) Russell/Nomura PRIME(TM) Japan ETF, and the streetTRACKS(R) Russell/Nomura Small Cap(TM) Japan ETF (each a "Fund" and collectively, the "Funds") are offered by this Statement of Additional Information. SSgA Funds Management, Inc. is the investment adviser ("Adviser") for each Fund. State Street Global Markets, LLC is the principal underwriter ("Principal Underwriter") for each Fund's shares.

The Report of Independent Registered Public Accounting Firm, financial highlights, and financial statements of the Funds' included in the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 2005 are incorporated herein by reference.

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Funds' current Prospectuses dated January 27, 2006 and October __, 2006, as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Funds' current Prospectuses may be obtained without charge by calling toll-free 1-866-STRACKS. The Prospectuses contains more complete information about the Funds. You should read it carefully before investing.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
General Description of the Trust
Additional Investment Policies and Restrictions
Dow Jones STOXX Indexes
Investment Restrictions
Special Considerations and Risks
Exchange Listing and Trading
Management of the Trust
Brokerage Transactions
Book Entry Only System
Control Persons and Principal Holders of Securities
Purchase and Redemption of Creation Units
Determination of Net Asset Value
Dividends and Distributions
Taxes
Capital Stock and Shareholder Reports
Counsel and Independent Registered Public Accounting Firm
Financial Statements
Appendix A
Appendix B-Proxy Voting Policies

* Dow Jones STOXX 50 is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

** Dow Jones EURO STOXX 50 is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company. The Trust currently consists of eighteen (18) Funds as described on the front cover.

The Trust was organized as a Massachusetts business trust on February 14, 2002. The investment objective of each Fund is to seek to provide investment results that, before expenses, correspond generally to the price and yield of a specified market index. The shares of each Fund are referred to herein as "Shares."

Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of shares (each, a "Creation Unit") generally in exchange for a basket of equity securities included in its benchmark index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component").* Shares are listed on the New York Stock Exchange (the "NYSE") (StreetTRACKS Dow Jones STOXX 50(R) Fund and StreetTRACKS(R) Dow Jones EURO STOXX 50 Fund) and the American Stock Exchange (the "AMEX" and together with the NYSE, the "Exchanges") (all other Funds) and trade at market prices. These prices may differ from the net asset values of the Shares. Shares are also redeemable only in Creation Unit aggregations**, and generally in exchange for portfolio securities and a specified cash payment ("Cash Redemption Amount"). A Creation Unit of each Fund consists of 50,000 Shares.

The Trust reserves the right to offer a "cash" option for purchases and redemptions of Creation Units (subject to applicable legal requirements) although it has no current intention of doing so. Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount of cash equal to at least 125% of the market value of the missing Deposit Securities. See "PURCHASE AND REDEMPTION OF CREATION UNITS." In each instance of such cash purchases or redemptions, the Trust may impose, in addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to four times the fixed Creation or Redemption Transaction Fee. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

* See "Dividend Reinvestment Service," however, for a description of the sole case in which Shares may be purchased in less than a Creation Unit

**   Except upon termination of a Fund.

ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

The following supplements the information contained in the Prospectus concerning additional investment policies and restrictions of the Funds.

LENDING PORTFOLIO SECURITIES. Each Fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that the Adviser deems qualified. Because the assets that are pledged as collateral to each Fund in connection with these loans generate income, securities lending may enable a Fund to earn additional income that may partially offset the expenses of such Fund, and thereby, reduce the effect that expenses have on such Fund's ability to provide investment results that substantially correspond to the price and yield of its respective benchmark index.

Loans of portfolio securities may not exceed 33 1/3% of a Fund's total assets. The documentation for these loans provides that a Fund will receive collateral equal to at least 105% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. Each Fund will pay reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds that invest exclusively in money market instruments.

Lending securities enables a Fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must maintain acceptable collateral with that Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by the Adviser. Each Fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A Fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by the Adviser. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any of its loans at any time. Each Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

Pursuant to procedures adopted by the Funds' Board of Trustees, UBS Securities LLC has been retained to serve as lending agent for each Fund. In the future, subject to approval by the Board of Trustees, State Street may act as lending agent for the Funds. State Street is an affiliate of the Adviser.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian until repurchased. No more than an aggregate of 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER MONEY MARKET INSTRUMENTS. In addition to repurchase agreements, the Funds may invest in other high quality, short-term, U.S. dollar-denominated money market instruments of U.S. and foreign issuers. These instruments may include obligations of banks, time deposits and depository institutions, government and U.S. government agency securities, commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, corporate bonds and notes, variable and floating rate securities, funding agreements, guaranteed investment contracts, variable amount master demand notes, participation interests in any of the foregoing, reverse repurchase agreements, investment companies which invest exclusively in such money market instruments (subject to applicable limitations under Section 12(d)(1) of the Investment Company Act of 1940, as amended ("1940 Act")), and private investment vehicles similar to money market funds, including one managed by the Adviser.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS. Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

Futures Contracts and Options -- Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Restrictions on the Use of Futures and Options -- In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity trading advisor under the Commodity Exchange Act ("CEA") and, therefore, is not subject to the registration and regulatory requirements of the CEA. The funds reserve the right to engage in transaction involving futures and option thereon to the extent allowed by the Commodity Futures Trading Commission ("CFTC") regulations in effect from time to time and in accordance with each Fund's policies. Each Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian ban, cash or equivalents. When it has a short futures position it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and equivalents (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Short Sales "Against the Box" -- Each Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Swap Agreements -- Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Future Developments -- Each Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

DOW JONES STOXX INDEXES

STOXX Limited provides and services the Dow Jones STOXX(R) indexes. STOXX Limited was founded in 1997 as a joint venture between Deutsche Boerse AG, Dow Jones & Company, Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50(R) Index and the Dow Jones EURO STOXX 50(R) Index were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999.

When the Dow Jones STOXX(R) indexes were created in 1998, the intention was to provide a complete and fully integrated family of market indicators for the European market. While the benchmark indexes resulting from this outlook were innovative in their own right, regional blue-chip indexes were more conspicuously absent from the types of indexes available to investors. The most widely used blue-chip indexes at that time were typically calculated by local exchanges with a variety of incompatible methodologies and consisting wholly of stocks listed on those exchanges.

The Dow Jones STOXX 50(R) and Dow Jones EURO STOXX 50(R) Indexes were born out of this need for a set of consistently designed pan-European measures. The indexes track the large-cap markets of the European and Eurozone regions. Both these Dow Jones STOXX(R) blue-chip indexes are designed to be suitable as the basis for investment products, such as derivatives and exchange-traded funds. Their components have a high degree of liquidity and represent the largest companies across all 18 market sectors defined by the Dow Jones Global Classification Standard.

Derived from the broader total market indexes for each of the two regions, Europe and the Eurozone, these two blue-chip indexes each represent about 60% of the market capitalization of their underlying benchmarks. The Dow Jones STOXX 50(R) Index covers Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones EURO STOXX 50(R) Index covers the same countries, excluding Denmark, Norway, Sweden, Switzerland and the United Kingdom.

Index Universe -- The index universe for the Dow Jones STOXX 50(R) Index is defined as all components of the 18 Dow Jones STOXX(R) 600* Supersector indexes. The Dow Jones STOXX(R) 600 Supersector indexes contain the 600 largest stocks traded on the major exchanges of 17 European countries. The index universe for the Dow Jones EURO STOXX 50(R) Index is defined as all components of the 18 Dow Jones EURO STOXX(R)** Supersector indexes. The Dow Jones EURO STOXX(R) Supersector indexes represent the Eurozone portion of the Dow Jones STOXX(R) Total Market Index, which in turn covers 95% of the total market capitalization of the stocks traded on the major exchanges of 17 European countries.

* Dow Jones STOXX 600 is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

** Dow Jones EURO STOXX is a service mark of Dow Jones & Company, Inc. and STOXX Limited.

Selection List -- For each of the 18 Dow Jones STOXX(R) 600 TMI Supersector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones STOXX(R) Total Market Supersector Index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones STOXX 50(R) Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Within each of the 18 Dow Jones EURO STOXX(R) TMI Supersector Indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones EURO STOXX(R) Total Market Supersector Index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones EURO STOXX 50(R) Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Stock Selection -- The 40 largest stocks on the selection list for each index are chosen as components. Any remaining current components of the index ranked between 41 and 60 are added as index components. If the component number is still below 50, then the largest stocks on the selection list are added until the index contains 50 stocks.

Review Frequency -- Index composition is reviewed annually in September.

Weighting -- The indexes are each weighted by free-float market capitalization. Each component's weight is capped at 10% of the index's total free-float market capitalization. Weights are reviewed quarterly.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Change its investment objective;

2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant index for the purchase of Creation Units);

4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);

5. Purchase, hold or deal in real estate, but a Fund may purchase and sell securities that are issued by companies that invest or deal in real estate assets;

6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8. Sell securities short, except short sales "against the box"; or

9. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts.

10. Concentrate its investments in an industry (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control;

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; or

3. Under normal circumstances, invest less than 90% of its total assets in component securities that comprise its relevant benchmark Index. Prior to any change in a Fund's 90% investment policy, such Fund will provide shareholders with 60 days written notice.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in a Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL. Investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the indexes are listed on a recognized securities exchange in Europe, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS. Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in stocks.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark index if the index underlying the futures contracts differs from the benchmark index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under "Buying and Selling the Funds" and "Pricing and Valuation." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares trade on the Exchanges at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchanges necessary to maintain the listing of Shares of any Fund will continue to be met.

The NYSE may, but is not required to, remove Shares of a Fund from listing if
(1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares of such Fund for 30 or more consecutive trading days; (2) the value of the underlying index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the NYSE, makes further dealings on the NYSE inadvisable. In addition, the New York Stock Exchange will remove the Shares from listing and trading upon termination of the Trust.

As in the case of other stocks traded on the Exchanges, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide current Share pricing information with respect to the StreetTRACKS Dow Jones STOXX 50 Fund and the StreetTRACKS Dow Jones Euro STOXX Fund, the NYSE disseminates an updated indicative optimized portfolio value ("IOPV") relating to each Fund as calculated by Bloomberg, L.P. ("Bloomberg"). In order to provide current share pricing information with respect to all other Funds, the AMEX calculates and disseminates an updated IOPV relating to each Fund. The IOPV calculations are based on local closing prices and may not reflect events that occur subsequent to the local market's close. As a result, premiums and discounts between the IOPV and the market price could be affected. IOPVs also will be disseminated to providers of financial data via the National Market System. IOPVs are disseminated for each Fund every 15 seconds during regular Exchange trading hours of 9:30 a.m., New York time to 4:00 p.m., New York time. Neither the Trust, nor the Adviser, nor any of its affiliates are involved in or responsible for any aspect of the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

An IOPV is solely an estimate of the current market value per Share of a Fund. As such, IOPVs are not, and should not be taken to be, a real time update of the net asset value per Share of a Fund, which is calculated only once daily, normally at 4:00 p.m., New York time. Further, IOPVs are not, and should not be taken to be, the price at which Shares may be purchased or sold in the secondary market.

The Trust reserves the right to adjust the stock prices of Shares of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which each Fund's net asset value per Share is calculated and the trading currency is the currency in which Shares of the Funds are listed and traded on the applicable Exchange.

MANAGEMENT OF THE TRUST

The Trust is a Massachusetts business trust governed by a Board of Trustees. The Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Adviser, are listed below:

TRUSTEES AND OFFICERS OF THE TRUST

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                               TERM OF                                 IN FUND
                                              OFFICE AND           PRINCIPAL           COMPLEX            OTHER
       NAME, ADDRESS          POSITION(S)     LENGTH OF          OCCUPATION(S)        OVERSEEN        DIRECTORSHIPS
     AND DATE OF BIRTH         WITH FUNDS    TIME SERVED      DURING PAST 5 YEARS    BY TRUSTEE      HELD BY TRUSTEE
     -----------------        -----------    -----------      -------------------    ----------      ---------------
TRUSTEES

JAMES E. ROSS*                Interested    Unlimited       President, SSgA Funds    65           streetTRACKS Series
SSgA Funds Management, Inc.   Trustee/      Elected:        Management, Inc.                      Trust (Trustee);
State Street Financial        President     November        (2005-present);                       Select Sector SPDR(R)
Center                                      2005/May 2005   Principal, SSgA Funds                 Trust (Trustee).
One Lincoln Street                                          Management, Inc.
Boston, MA 02111                                            (2001-present);
6/24/65                                                     Principal, State
                                                            Street Global Advisors
                                                            (March 2000 to
                                                            present); Vice
                                                            President, State
                                                            Street Bank and Trust
                                                            Company (1998-March
                                                            2000).

DAVID M. KELLY                Independent   Unlimited       President and CEO,       56           Chicago Stock
420 Sabal Palm Lane           Trustee       Elected:        NSCC (1983 February                   Exchange (Public
Vero Beach, FL 32963                        July 2004       2000) (a clearing                     Governor/Director);
10/10/38                                                    org.); Vice Chairman,                 Penson Worldwide Inc.
                                                            DTCC (1999 - February                 (Director); Custodial
                                                            2000)(a depository in                 Trust Co. (Director);
                                                            the United States);                   streetTRACKS(R)
                                                            Vice Chairman and CEO,                Series Trust
                                                            Government Securities                 (Trustee).
                                                            Clearing Corp.
                                                            (1990-February 2000)
                                                            (a government
                                                            securities clearing
                                                            company).

FRANK NESVET                  Independent   Unlimited       Chief Executive          56           streetTRACKS Series
c/o streetTRACKS Index        Trustee       Elected:        Officer, Libra Group,                 Trust (Trustee); The
Shares Funds                                July 2004       Inc. (1998-present)(a                 Massachusetts Health
State Street Financial                                      financial services                    & Education Tax
Center                                                      consulting company).                  Exempt Trust
One Lincoln Street                                                                                (Trustee).
Boston, MA 02111
9/24/43

HELEN F. PETERS               Independent   Unlimited       Professor of Finance,    56           Tradeware Global
133 South Street              Trustee       Elected:        Carroll School of                     (Director); BJ's
Needham, MA 02492                           July 2004       Management, Boston                    Wholesale Clubs
3/22/48                                                     College                               (Director);
                                                            (2003-present); Dean,                 streetTRACKS Series
                                                            Boston College (August                Trust (Trustee).
                                                            2000-2003);

                                                            Partner, Samuelson
                                                            Peters, LLC
                                                            (1999-September 2000).

OFFICERS

MICHAEL P. RILEY              Vice          Unlimited       Principal, State         N/A          N/A
SSgA Funds Management, Inc.   President     Elected:        Street Global Advisors
State Street Financial                      February 2005   (2005 to present);
Center                                                      Assistant Vice
One Lincoln Street                                          President, State
Boston, MA 02111                                            Street Bank and Trust
3/22/69                                                     Company (2000-2004).

GARY L. FRENCH                Treasurer     Unlimited       Senior Vice President,   N/A          N/A
State Street Bank and                       Elected:        State Street Bank and
Trust Company                               May 2005        Trust Company
One Lincoln Street                                          (2002-present);
Boston, MA 02111                                            Managing Director,
7/4/51                                                      Deutsche Bank
                                                            (2001-2002);
                                                            President, UAM Fund
                                                            Services (1995-2001).

MARY MORAN ZEVEN              Secretary     Unlimited       Senior Vice President    N/A          N/A
State Street Bank and                       Elected:        and Senior Managing
Trust Company                               July 2004       Counsel, State Street
One Lincoln Street                                          Bank and Trust Company
Boston, MA 02111                                            (2002-present); and
2/27/61                                                     Vice President and
                                                            Counsel, State Street
                                                            Bank and Trust Company
                                                            (2000-2002).

SCOTT M. ZOLTOWSKI            Assistant     Unlimited       Vice President and       N/A          N/A
State Street Bank and Trust   Secretary     Elected:        Counsel, State Street
Company                                     November 2004   Bank and Trust Company
One Lincoln Street                                          (2004-present); Senior
Boston, MA 02111                                            Counsel, BISYS, Inc.
1/30/69                                                     (2001-2004);
                                                            Associate, Dechert LLP
                                                            (1999-2001).

JOHN W. CLARK                 Assistant     Unlimited       Vice President, State    N/A          N/A
State Street Bank and Trust   Treasurer     Elected:        Street Bank & Trust
Company                                     August 2005     Company (2001 -
One Lincoln Street                                          present); Director,
Boston, MA 02111                                            Investors Bank & Trust
3/24/67                                                     Company (1998 - 2000);
                                                            Assistant Vice
                                                            President, Investors
                                                            Bank & Trust Company
                                                            (1996 - 1998).

MATTHEW FLAHERTY              Assistant     Unlimited       Assistant Director,      N/A          N/A
State Street Bank and Trust   Treasurer     Elected:        State Street Bank and
Company                                     May 2005        Trust (1994-present).
One Lincoln Street
Boston, MA 02111
2/19/71

CHAD C. HALLETT               Assistant     Unlimited       Assistant Vice           N/A          N/A
State Street Bank and         Treasurer     Elected:        President, State
Trust Company                               May 2006        Street Bank and Trust
One Lincoln Street                                          Company
Boston, MA 02111                                            (2003-Present);
1/28/69                                                     Assistant Director,
                                                            State Street Bank and
                                                            Trust Company
                                                            (2001-2003).

PETER A. AMBROSINI            Chief         Unlimited       Senior Principal and     N/A          N/A
SSgA Funds                    Compliance    Elected:        Chief Compliance and
Management, Inc.              Officer       May 2004        Risk Management
State Street Financial                                      Officer, SSgA Funds
Center                                                      Management, Inc.
One Lincoln Street                                          (2001-present);
Boston, MA 02111                                            Managing Director,
12/17/43                                                    PricewaterhouseCoopers
                                                            (1986-2001).

TRUSTEES' OWNERSHIP OF SHARES

The following table shows the dollar range of equity securities beneficially owned by each of the Trustees as of December 31, 2005:

                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                           DOLLAR RANGE OF    SECURITIES IN ALL REGISTERED INVESTMENT
                          EQUITY SECURITIES      COMPANIES OVERSEEN BY THE TRUSTEE
NAME                         IN THE TRUST        IN FAMILY OF INVESTMENT COMPANIES
----                      -----------------   ---------------------------------------
NON-INTERESTED TRUSTEES
David M. Kelly                   None                           None
Frank Nesvet                     None                           None
Helen F. Peters                  None                           None
INTERESTED TRUSTEE
James Ross                       None                           None

TRUSTEES' OWNERSHIP OF SECURITIES ISSUED BY THE ADVISER OR ANY COMPANY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH THE ADVISER

As of December 31, 2005, the Independent Trustees did not own any securities issued by the Adviser or any company controlling, controlled by or are under common control with the Adviser.

REMUNERATION OF THE TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or trustee of the Trust, other than the Trust's Chief Compliance Officer, who serves at the pleasure of the Independent Trustees. The Trust pays each trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus $300 per Fund per meeting for scheduled quarterly meetings of the Board attended by the trustee. The Trust also reimburses each trustee for travel and other out-of-pocket expenses incurred by him in connection with attending such meetings. Committee members do not receive any additional compensation for service on a committee. The trustee fees are allocated among the Funds based on net assets.

The table below shows the compensation that the Non-Interested Trustees received during the Trust's fiscal year ended September 30, 2005.

                                         PENSION OR       ESTIMATED
                                         RETIREMENT        ANNUAL      TOTAL COMPENSATION
                      AGGREGATE       BENEFITS ACCRUED    BENEFITS    FROM TRUST AND FUND
                  COMPENSATION FROM      AS PART OF         UPON        COMPLEX PAID TO
NAME OF TRUSTEE         TRUST           TRUSTEXPENSES    RETIREMENT         TRUSTEES
---------------   -----------------   ----------------   ----------   -------------------
David M. Kelly         $13,050               NA              NA             $52,400

Frank Nesvet      $13,050             NA                 NA           $52,400
Helen F. Peters   $13,050             NA                 NA           $52,400

No trustee or officer is entitled to any pension or retirement benefits from the Trust.

COMMITTEES. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Audit Committee meets with the Trust's independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust's accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust's independent auditors. The Audit Committee met three times during the fiscal year ended September 30, 2005.

The Board of Trustees has established a Trustee Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The responsibilities of the Trustee Committee are to: 1) perform the specific tasks assigned to the Independent Trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts and service plans with respect to each of the Funds; 2) nominate Independent Trustees; 3) review on a periodic basis the governance structures and procedures of the Funds; 4) review proposed resolutions and conflicts of interest that may arise in the business of the Funds and may have an impact on the investors of the Funds; 5) review and consider matters that are reported to the Committee under the Code of Conduct of the Trust under the S-O Act; 6) review matters that are referred to the Committee by the Chief Legal Officer or other counsel to the Trust pursuant to the SEC Standards of Professional Conduct for Attorneys; and
7) provide general oversight of the Funds on behalf of the investors of the Funds. The Trustee Committee did not meet during the fiscal year ended September 30, 2005.

Pricing Committee. The Board of Trustees also has established a Pricing Committee that is composed of Officers of the Trust, investment management personnel of the Adviser and senior operations and administrative personnel of State Street. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The Pricing Committee meets only when necessary. During the fiscal year ended September 30, 2005, the Pricing Committee met one time. Committee members do not receive any compensation from the Trust for their services.

CODE OF ETHICS. The Trust, the Adviser and the Principal Underwriter each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Principal Underwriter from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as an exhibit to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

PROXY VOTING POLICIES. The Board of Trustees believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the Adviser. The Adviser's proxy voting policy is attached to this SAI as Appendix B. Information regarding how the Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge by calling 1-866-787-2257; and (2) on the SEC's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE via the National Securities Clearing Corporation (NSCC). The basket represents one creation unit of the Funds. The Trust, the Adviser or State Street Bank and Trust Company ("State Street") will not disseminate non-public information concerning the Trust.

THE INVESTMENT ADVISER. SSgA Funds Management, Inc., State Street Financial Center, One Lincoln Street, Boston, MA 02111, acts as the investment adviser to the Funds pursuant to a contract (the "Advisory Contract") with the Trust. Under the Advisory Contract, each Fund pays the Adviser a unitary fee, computed daily and paid monthly, at the annual rate of 0.29% of average daily net assets of the Fund. The Advisory Contract provides that the Adviser will pay the operating expenses of each Fund, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses and any other extraordinary expenses, from the unitary fee.

For the fiscal year ended September 30, 2005, the Funds paid the following amounts to the Adviser:

           FUND NAME              AMOUNT PAID
           ---------              -----------
Dow Jones STOXX 50(R) Fund          $ 84,662
Dow Jones EURO STOXX 50(R) Fund     $397,634

For the period July 1, 2004 to September 30, 2004, the Funds paid the following amounts to the Adviser:

           FUND NAME              AMOUNT PAID
           ---------              -----------
Dow Jones STOXX 50(R) Fund          $17,705
Dow Jones EURO STOXX 50(R) Fund     $66,696

For the period October 1, 2003 to June 30, 2004, the Funds paid the following amounts to UBS Global Asset Management (US) Inc., the Funds' former investment adviser:

           FUND NAME              AMOUNT PAID
           ---------              -----------
Dow Jones STOXX 50(R) Fund          $ 39,034
Dow Jones EURO STOXX 50(R) Fund     $183,469

For the fiscal year ended September 30, 2003, the Funds paid the following amounts to UBS Global Asset Management (US) Inc., the Funds' former investment adviser:

           FUND NAME              AMOUNT PAID
           ---------              -----------
Dow Jones STOXX 50(R) Fund          $ 60,901
Dow Jones EURO STOXX 50(R) Fund     $401,958

Under the Advisory Contract, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time with respect to a Fund without penalty by the Board or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

The Board of Trustees, including a majority of the Independent Trustees, initially approved the Trust's Advisory Contract with the Adviser at a meeting held on March 29, 2004, called for the purpose of reviewing the Advisory Contract, and the shareholders approved the Advisory Contract at a shareholder meeting held on June 16, 2004. Prior to that, the Board of Trustees had approved an Investment Advisory Agreement with UBS Global Asset Management Inc. at the Trust's organizational board meeting held on August 19, 2002.

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

PORTFOLIO MANAGERS NEEDS TO BE AMENDED BASED ON THE PMs FOR THE NEW FUNDS

The Adviser manages the Funds using a team of investment professionals. The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for the Funds and assets under management in those accounts as of November 30, 2005:

              Registered                  Pooled                                             Total
              Investment     Assets     Investment     Assets                  Assets        Assets
Portfolio       Company      Managed      Vehicle      Managed      Other      Managed      Managed
Manager        Accounts    (billions)    Accounts    (billions)   Accounts   (billions)   (billions)*
---------     ----------   ----------   ----------   ----------   --------   ----------   -----------
Lynn Blake         2          $0.17          1          $0.78         9        $10.01        $10.96
John Tucker        9          $1.23          4          $4.42         7        $ 8.74        $14.39

* The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The portfolio managers listed above, do not beneficially own any shares of the Fund or the Portfolio as of November 30, 2005.

A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the fund. Potential conflicts may arise out of: (a) the portfolio manager's execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities among the portfolio manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objective and policies differ from that of the fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manger. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The compensation of the portfolio managers is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e., equity). The second factor taken into consideration is the size of the pool available for this compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

THE ADMINISTRATOR. State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as Administrator for the Trust pursuant to an Administration Agreement. Under the Administrative Services Agreement, State Street is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to, and filings with, the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, State Street holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. State Street also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. State Street may be reimbursed by the Funds for its out-of-pocket expenses.

As compensation for its services under the Administrative Services Agreement and the Transfer Agency Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets for the Trust, as follows: 0.06% on the first $5 billion, 0.045% on the next $5 billion, 0.03% on the next $5 billion and 0.02% thereafter. As compensation for its services under the Custodian Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets for the Trust, as follows:
0.01% on the first $500 million, 0.0075% on the next $500 million and 0.0050% on average aggregate net assets over $1 billion for domestic safekeeping plus other standard global safekeeping and transaction fees. The Advisory Contract provides that the Adviser will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement.

THE PRINCIPAL UNDERWRITER. State Street Global Markets, LLC, located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires the Principal Underwriter to use its best efforts, consistent with its other businesses, to sell Shares of the Fund. Shares of each Fund are offered continuously. The Principal Underwriter may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Shares.

The Principal Underwriter may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Shares. Such Soliciting Dealers may also be DTC Participants (as defined below) and/or investor services organizations.

LICENSING ARRANGMENTS. Each Fund will be based on a particular equity market index compiled by each Index providers. No Index Providers are affiliated with a Fund or with the Adviser or its affiliates. Each Fund will be entitled to use the underlying index pursuant to a license or sub-license agreement from the respective Index provider. The Adviser has entered into certain license and sub-license agreements such that the Trust is not obligated to pay any sub-license fees for the use of the Indexes. SSGA CONFIRM

BROKERAGE TRANSACTIONS. The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, an exact dollar value for those services is not ascertainable.

The Adviser owes a duty to its clients to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution and does not take the sales of Fund shares into account. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use ECNs when appropriate.

The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

The table below shows the aggregate dollar amount of brokerage commissions paid by the Funds for the fiscal years ended September 30. None of the brokerage commissions paid were paid to affiliated brokers.

              FUND                  2005      2004     2003*
              ----                -------   -------   -------
Dow Jones STOXX 50(R) Fund        $ 2,812   $ 1,695   $ 1,319
Dow Jones EURO STOXX 50(R) Fund   $18,734   $11,405   $11,102

*    For the period October 15, 2002 through September 30, 2003.

Holdings in Shares of Regular Broker-Dealers as of September 30, 2005.

Credit Suisse First Boston   $  480,622
Societe General              $4,817,971
ABN Amro Holding NV          $4,245,807

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds of the Trust and one or more other investment companies or clients supervised by the Adviser or SSgA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon their knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Buying and Selling the Funds."

The Depositary Trust Company ("DTC") acts as securities depositary for Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the American Stock Exchange and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchanges.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Funds do not have information concerning the beneficial ownership of the Funds held in the names of DTC Participants, as of August 18, 2006, the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

                                                                      PERCENTAGE
FUND                                NAME AND ADDRESS                 OF OWNERSHIP
----                                ----------------                 ------------
streetTRACKS (R) Dow Jones   UBS Financial Services, Inc.               21.55%
Stoxx 50 Fund                1000 Harbor Boulevard
                             Weehawken, NJ 07086-6790

                             Citibank, N.A.
                             3800 Citigroup Center Tampa                12.63%
                             Tampa, FL 33610-9122

                             Schwab (Charles) & Co, Inc.                 8.00%
                             101 Montgomery Street
                             San Franciso, CA 94104

                             Morgan Stanley DW, Inc.                     7.57%
                             75 Varick Street
                             New York, NY 11201

                             SEI Private Trust Company                   5.36%
                             One Freedom Valley Drive
                             Oaks, PA 19456

streetTRACKS (R) Dow Jones   JP Morgan Chase Bank, National Assoc.      13.97%
EuroStoxx 50 Fund            14201 Dallas Parkway
                             Chase International Plaza
                             Dallas, TX 75254-2916

                             Brown Brothers Harriman & Co.              11.51%
                             Newport Towers
                             525 Washington Blvd.
                             Jersey City, NJ 07310

                             UBS Financial Services, Inc.               10.83%
                             1000 Harbor Boulevard
                             Weehawken, NJ 07086-6790

                             ABN AMRO Bank N.V.                          7.93%
                             Park Avenue Plaza
                             55 East 52nd Street

PURCHASE AND REDEMPTION OF CREATION UNITS

PURCHASE. The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Underwriter, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form; or (ii) pursuant to the Dividend Reinvestment Plan.

A "Business Day" with respect to each Fund is any day on which the New York Stock Exchange is open for business. As of the date of the Prospectus, the Exchanges observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's benchmark index and an amount of cash the "Cash Component" computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities.

The custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the NYSE (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash i.e., a "cash in lieu" amount to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting, (a "Custom Order"). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund or resulting from certain corporate actions. As of September 30, 2005, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows: $1,965,500 for the streetTRACKS(R) Dow Jones STOXX 50(R) Fund and $2,065,500 for the streetTRACKS(R) Dow Jones EURO STOXX 50(R) Fund.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of a Fund, an entity must be a DTC Participant (see "BOOK ENTRY ONLY SYSTEM") that has executed an agreement with the Principal Underwriter and the Transfer Agent with respect to purchases and redemptions of Creation Units (an "Authorized Participant"). Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement among the Principal Underwriter and the Transfer Agent, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below).

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of each Fund). All standard orders to purchase Creation Units must be received by the Principal Underwriter no later than the close of regular trading session on the Exchanges ("Closing Time") (ordinarily 4:00 p.m. New York time) on the date such order is placed in order for purchase of Creation Units to be effected based on the net asset value of Shares of each Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Principal Underwriter no later than 11:00 a.m. New York time on trade date. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day.

PURCHASE ORDER. The Principal Underwriter shall inform the Transfer Agent, the Adviser and the Custodian upon receipt of a purchase order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the

Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount). Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.

The Authorized Participant must also pay to the Trust, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the applicable Creation Transaction Fee (defined below). Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchanges.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant.

In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to purchase Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.

ACCEPTANCE OF PURCHASE ORDER. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) not later than the Closing Time for standard orders and 11:00 a.m. for custom orders, and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Principal Underwriter and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, the Trust will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such net asset value as shall have been calculated after receipt in proper form of such order. The Principal Underwriter will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the custodian or purchased by the Trust and deposited into the Trust, normally by 12:00 p.m., New York time the following Business Day. In addition, a Creation Transaction Fee of $1,500 (defined below) will be charged in all cases plus an additional fee of up to four times the Creation Transaction Fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units. The delivery of Creation Units so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Principal Underwriter.

ACCEPTANCE FOR ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of any Fund if (a) the order is not in proper form or the Deposit Securities delivered do not consist of the securities that the custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Trust and the Adviser make it for all practical purposes impossible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, State Street Global Markets LLC, the Principal Underwriter, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. To offset the costs for transfer and other transaction fees involved in transactions for the purchase of Creation Units, investors will be required to pay a fixed creation transaction fee of $1,500 (the "Creation Transaction Fee"). An additional charge of up to four times the Creation Transaction Fee may be imposed for Custom Orders and cash purchases (to approximate the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser may be assessed the additional charge for cash purchases on the "cash in lieu" portion of its investment. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchanges (currently 9:30 am, New York time) on each Business Day, the list of the names and share quantities of each Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee of $1,500 as described below (the "Redemption Transaction Fee"). In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

REDEMPTION TRANSACTION FEE. To offset the costs for transfer and other transaction fees involved in transactions for the redemption of Creation Units, investors will be required to pay the Redemption Transaction Fee. The Redemption Transaction Fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds, subject to approval by the Board, may adjust the Redemption Transaction Fee from time to time based upon actual experience. An additional charge for cash redemptions, Custom Orders, or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the Closing Time in order to receive that day's net asset value for standard orders and by 11:00 a.m. for custom orders. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or cause to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on a day on which the Exchange is open for business and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor's Shares through DTC's facilities by 11:00 am on the Exchange Business Day next following the day that the redemption request is received, and the Cash Component, if applicable, by 2:00 p.m. that day, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

Deliveries of redemption proceeds generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

In addition, a Shareholder may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the Shareholder will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a Redemption Transaction Fee and additional charge for requested cash redemptions specified above, to approximate the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Shareholder to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the Exchanges are closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the net asset value of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

          Net asset value per Share for each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by a Fund's custodian and determined each business day, normally at the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., New York time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

          The value of each Fund's portfolio securities is based on the securities' last sale price on local markets when available. If a security's market price is not readily available, the security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. The procedures require the Funds' Pricing and Investment Committee ("PVC") to determine a security's fair value if a market price is not readily available. In determining such value the PVC will consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Fund's index providers). In addition, a security may be valued at its fair value if affected by a significant event in the local market. A significant event is an event that may materially affect the value of the relevant Fund and that occurs after the close of the security's local trading market but before the relevant Fund's NAV is calculated. Examples of significant events are government actions, natural disasters, armed conflicts, and acts of terrorism. In such cases, the Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service (the "Service") for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If the Service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per share. Shares will be issued at NAV under the Service regardless of whether the Shares are then trading in the secondary market at a premium or discount to net asset value. Broker dealers, at their own discretion, may also offer a dividend reinvestment program under which Shares are purchased in the secondary market at current market prices. Investors should consult their broker dealer for further information regarding the Service or other dividend reinvestment programs.

TAXES

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "TAX MATTERS."

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. As such, each Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets, among others.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003, some ordinary dividends paid to individual shareholders may qualify for taxation at a lower tax rate applicable to long-term capital gains.

In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009.

Gain or loss on the sale or redemption of Shares in each Fund is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investment made (including Shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their Shares.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the service (see "DIVIDEND REINVESTMENT SERVICE") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax. Under recently enacted legislation, the Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In addition, distributions of the Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury Regulations (including gains on the sale or exchange of shares in certain U.S. real property holding corporations, which may include certain REITs, and certain REIT capital gain dividends) will generally cause the foreign stockholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the same rates applicable to U.S. stockholders. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. Such distributions may be subject to U.S. withholding tax and will give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the proposed legislation.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rate for individuals is currently 28%. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS. Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

REPORTABLE TRANSACTIONS

Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

CAPITAL STOCK AND SHAREHOLDER REPORTS

The Trust currently is comprised of two Funds. Each Fund issues Shares of beneficial interest, par value $0.01 per Share. The Board may designate additional funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class, except that if the matter being voted on affects only a particular Fund, it will be voted on only by that Fund, and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10119, serves as counsel to the Trust. ____________________, serves as the independent registered public accounting firm for the Trust.

FINANCIAL STATEMENTS

The Funds' financial statements for the fiscal year ended September 30, 2005 and the independent registered public accounting firm report thereon dated November 14, 2005, which is contained in the Funds' Annual Report, dated September 30, 2005 (as filed with the Securities and Exchange Commission on December 6, 2005 pursuant to Section 30(b) of the Investment Company Act of 1940, as amended and Rule 30b2-1 thereunder are incorporated herein by reference. The Funds' financial statements for the period ended March 31, 2006 (as filed with the Securities and Exchange Commission on ______, 2006 are also incorporated herein by reference.

APPENDIX A

The Trust generally intends to effect deliveries of portfolio securities on a basis of "T" plus three business days (i.e., days on which the American and New York Stock Exchanges are open) in the relevant foreign market of each Fund, except for the Funds which hold Portfolio Securities primarily traded in South Africa. The ability of the Trust to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than seven calendar days for some Funds, in certain circumstances, during the calendar years 2006 and 2007. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

streetTRACKS(R) DOW JONES STOXX 50(R) FUND streetTRACKS(R) DOW JONES EURO STOXX 50(R) FUND

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     AUSTRIA                                                       LUXEMBOURG
November 1, 2006                                                November 1, 2006
December 8, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                   June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007
October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                  NETHERLANDS
     BELGIUM                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                     NORWAY
     DENMARK                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007

  April _, 2007                                                  April __, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                    May __, 2007
  June __, 2007                                                  June __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007                                              December 26, 2007

     FINLAND                                                        PORTUGAL
December 6, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December 25, 2007
  May __, 2007                                                 December 26, 2007
  June __, 2007
December __, 2007                                                    SPAIN
December 25, 2007                                              December 25, 2006
December 26, 2007                                              December 26, 2006
                                                                January 1, 2007
     FRANCE                                                      April __, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                               December 25, 2007
 April __, 2007                                                December 26, 2007
 April __, 2007
  May __, 2007                                                       SWEDEN
November __, 2007                                              December 25, 2006
December __, 2007                                              December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                                April __, 2007
                                                                 April __, 2007
     GERMANY                                                      May __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                                June __, 2007
 January 1, 2007                                                 June __, 2007
 April __, 2007                                                  June __, 2007
 April __, 2007                                                December 25, 2007
  May __, 2007                                                 December 26, 2007
December 25, 2007
December 26, 2007                                                 SWITZERLAND
                                                               December 25, 2006
     GREECE                                                    December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                 April __, 2007
 April __, 2007                                                   May __, 2007
 April __, 2007                                                  June __, 2007
  May __, 2007                                                  August __, 2007
 August __, 2007                                               December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                 UNITED KINGDOM
     IRELAND                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April __, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
December 25, 2007                                               August __, 2007
December 26, 2007                                              December 25, 2007
                                                               December 26, 2007
      ITALY
December 25, 2006

 January 1, 2007
 April __, 2007
 April __, 2007
  May __, 2007
December 25, 2007

REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the Danish, Norwegian, and Spanish securities markets presented the worst-case redemption cycle for each Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P ASIA PACIFIC ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

    AUSTRALIA                                                     NEW ZEALAND
November 1, 2006                                                November 1, 2006
December 8, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                   June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007
October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                   SINGAPORE
    HONG KONG                                                  December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                  SOUTH KOREA
      JAPAN                                                    December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                    May __, 2007
  June __, 2007                                                  June __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007                                              December 26, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P ASIA PACIFIC EMERGING ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

      CHINA                                                         PAKISTAN
November 1, 2006                                                November 1, 2006
December 8, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                   June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007
October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                  PHILIPPINES
      INDIA                                                    December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                     TAIWAN
    INDONESIA                                                  December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                    May __, 2007
  June __, 2007                                                  June __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007                                              December 26, 2007

    MALAYSIA                                                        THAILAND
December 25, 2006                                              December 25, 2006
December 26, 2006                                              December 26, 2006
 January 1, 2007                                                January 1, 2007
  April _, 2007                                                  April _, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                  April __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                    May __, 2007
  June __, 2007                                                   May __, 2007
December 25, 2007                                                June __, 2007
December 26, 2007                                              December 25, 2007
                                                               December 26, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P CHINA ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

      CHINA
 November 1, 2006
 December 8, 2006
December 25, 2006
December 26, 2006
 January 1, 2007
  April _, 2007
   May __, 2007
   May __, 2007
  June __, 2007
 August __, 2007
October 2__, 2007
November __, 2007
December __, 2007
December 25, 2007
December 26, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the Chinese securities market presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P EMERGING MARKETS ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

    ARGENTINA                                                      MALAYSIA
 November 1, 2006                                              December 25, 2006
 December 8, 2006                                              December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April _, 2007
 January 1, 2007                                                 April __, 2007
  April _, 2007                                                   May __, 2007
   May __, 2007                                                December __, 2007
   May __, 2007                                                December 25, 2007
  June __, 2007                                               December 26, 2007
 August __, 2007
October 2__, 2007                                                   MEXICO
November __, 2007                                             December 25, 2006
December __, 2007                                             December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                                April _, 2007
                                                                 April __, 2007
     BRAZIL                                                      April __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                                  May __, 2007
  April __, 2007                                                 June __, 2007
  April __, 2007                                               December 25, 2007
   May __, 2007                                                December 26, 2007
December __, 2007
December 25, 2007                                                  MOROCCO
December 26, 2007                                             December 25, 2006
                                                              December 26, 2006
      CHILE                                                     January 1, 2007
December 25, 2006                                                April _, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                 May __, 2007
                                                               December 25, 2007

  April__, 2007
 April __, 2007                                                December 26, 2007
  April __, 2007
   May __, 2007                                                     NIGERIA
   May __, 2007                                                December 25, 2006
  June __, 2007                                               December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                               April __, 2007
                                                                April __, 2007
      CHINA                                                      May __, 2007
December 6, 2006                                              December 25, 2007
December 25, 2006                                             December 26, 2007
December 26, 2006
 January 1, 2007                                                   PAKISTAN
  April __, 2007                                               December 25, 2006
  April __, 2007                                               December 26, 2006
   May __, 2007                                                 January 1, 2007
   May __, 2007                                                 April __, 2007
  June __, 2007                                                 April __, 2007
December __, 2007                                                May __, 2007
December 25, 2007                                                May __, 2007
December 26, 2007                                               June __, 2007
                                                                June __, 2007
    COLOMBIA                                                    June __, 2007
December 25, 2006                                             December 25, 2007
December 26, 2006                                             December 26, 2007
 January 1, 2007
 April __, 2007                                                      PERU
 April __, 2007                                               December 25, 2006
   May __, 2007                                                December 26, 2006
November __, 2007                                              January 1, 2007
December __, 2007                                               April __, 2007
December 25, 2007                                               April __, 2007
December 26, 2007                                                May __, 2007
                                                                June __, 2007
 CZECH REPUBLIC                                                August __, 2007
December 25, 2006                                             December 25, 2007
December 26, 2006                                             December 26, 2007
 January 1, 2007
  April __, 2007
  April __, 2007                                                  PHILIPPINES
   May __, 2007                                                December 25, 2006
December 25, 2007                                             December 26, 2006
December 26, 2007                                              January 1, 2007
                                                                April __, 2007
      EGYPT                                                     April __, 2007
December 25, 2006                                                May __, 2007
December 26, 2006                                                May __, 2007
 January 1, 2007                                               August __, 2007
  April __, 2007                                               December 25, 2007
  April __, 2007                                               December 26, 2007
   May __, 2007
 August __, 2007                                                    POLAND
December 25, 2007                                             December 25, 2006
December 26, 2007                                              January 1, 2007
                                                                April __, 2007
     HUNGARY                                                    April __, 2007
December 25, 2006                                                May __, 2007
December 26, 2006                                             December 25, 2007
 January 1, 2007
  April __, 2007                                                    RUSSIA
  April __, 2007                                               December 25, 2006
   May __, 2007                                                 January 1, 2007
December 25, 2007                                               April __, 2007
December 26, 2007                                               April __, 2007
                                                                 May __, 2007
      INDIA                                                   December 25, 2007
December 25, 2006
                                                                 SOUTH AFRICA
                                                              December 25, 2006

 January 1, 2007
  April __, 2007                                                January 1, 2007
  April __, 2007                                                April __, 2007
   May __, 2007                                                 April __, 2007
December 25, 2007                                                May __, 2007
                                                              December 25, 2007
    INDONESIA
December 25, 2006                                                   TAIWAN
 January 1, 2007                                              December 25, 2006
  April __, 2007                                                January 1, 2007
  April __, 2007                                                April __, 2007
   May __, 2007                                                 April __, 2007
December 25, 2007                                                May __, 2007
                                                              December 25, 2007
     ISRAEL
December 25, 2006                                                  THAILAND
 January 1, 2007                                              December 25, 2006
  April __, 2007                                               January 1, 2007
  April __, 2007                                                April __, 2007
   May __, 2007                                                 April __, 2007
December 25, 2007                                                May __, 2007
                                                              December 25, 2007
     JORDAN
 November 1, 2006                                                   TURKEY
December 25, 2006                                             December 25, 2006
December 26, 2006                                              January 1, 2007
 January 1, 2007                                                April __, 2007
  April _, 2007                                                 April __, 2007
   May __, 2007                                                  May __, 2007
   May __, 2007                                                December 25, 2007
  June __, 2007
 August __, 2007                                                  VENEZUELA
October 2__, 2007                                             December 25, 2006
November __, 2007                                              January 1, 2007
December __, 2007                                               April __, 2007
December 25, 2007                                               April __, 2007
December 26, 2007                                                May __, 2007
                                                              December 25, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P EPAC ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

    AUSTRALIA                                                      LUXEMBOURG
November 1, 2006                                                November 1, 2006
December 8, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                   June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007
October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007

December 26, 2007
                                                                  NETHERLANDS
     AUSTRIA                                                   December 25, 2006
November 1, 2006                                               December 26, 2006
December 8, 2006                                                January 1, 2007
December 25, 2006                                                April _, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                  May __, 2007
  April _, 2007                                                December __, 2007
  May __, 2007                                                 December 25, 2007
  May __, 2007                                                 December 26, 2007
  June __, 2007
 August __, 2007                                                  NEW ZEALAND
October 2__, 2007                                              December 25, 2006
November __, 2007                                              December 26, 2006
December __, 2007                                               January 1, 2007
December 25, 2007                                                April _, 2007
December 26, 2007                                                April __, 2007
                                                                  May __, 2007
     BELGIUM                                                   December __, 2007
December 25, 2006                                              December 25, 2007
December 26, 2006                                              December 26, 2007
 January 1, 2007
  April _, 2007                                                      NORWAY
 April __, 2007                                                December 25, 2006
  May __, 2007                                                 December 26, 2006
December __, 2007                                               January 1, 2007
December 25, 2007                                                April _, 2007
December 26, 2007                                                April __, 2007
                                                                 April __, 2007
     DENMARK                                                      May __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                                 June __, 2007
  April _, 2007                                                December 25, 2007
 April __, 2007                                                December 26, 2007
 April __, 2007
  May __, 2007                                                      PORTUGAL
  May __, 2007                                                 December 25, 2006
  June __, 2007                                                December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                                April _, 2007
                                                                 April __, 2007
     FINLAND                                                      May __, 2007
December 6, 2006                                               December 25, 2007
December 25, 2006                                              December 26, 2007
December 26, 2006
 January 1, 2007                                                   SINGAPORE
 April __, 2007                                                December 25, 2006
 April __, 2007                                                December 26, 2006
  May __, 2007                                                  January 1, 2007
  May __, 2007                                                   April __, 2007
  June __, 2007                                                  April __, 2007
December __, 2007                                                 May __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007
                                                                    SLOVENIA
     FRANCE                                                    December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April __, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December 25, 2007
November __, 2007
December __, 2007                                                 SOUTH KOREA
December 25, 2007                                              December 25, 2006
December 26, 2007                                              December 26, 2006
                                                                January 1, 2007

     GERMANY                                                     April __, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                               December 25, 2007
 April __, 2007                                                December 26, 2007
 April __, 2007
  May __, 2007                                                       SPAIN
December 25, 2007                                              December 25, 2006
December 26, 2007                                              December 26, 2006
                                                                January 1, 2007
     GREECE                                                      April __, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                               December 25, 2007
 April __, 2007                                                December 26, 2007
 April __, 2007
  May __, 2007                                                       SWEDEN
 August __, 2007                                               December 25, 2006
December 25, 2007                                              December 26, 2006
December 26, 2007                                               January 1, 2007
                                                                 April __, 2007
    HONG KONG                                                    April __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                                 June __, 2007
 April __, 2007                                                  June __, 2007
 April __, 2007                                                  June __, 2007
  May __, 2007                                                 December 25, 2007
 August __, 2007                                               December 26, 2007
December 25, 2007
December 26, 2007                                                 SWITZERLAND
                                                               December 25, 2006
     ICELAND                                                   December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                 April __, 2007
 April __, 2007                                                   May __, 2007
 April __, 2007                                                  June __, 2007
  May __, 2007                                                  August __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007                                              December 26, 2007

     IRELAND                                                     UNITED KINGDOM
December 25, 2006                                              December 25, 2006
December 26, 2006                                              December 26, 2006
 January 1, 2007                                                January 1, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                  April __, 2007
  May __, 2007                                                    May __, 2007
December 25, 2007                                                 May __, 2007
December 26, 2007                                               August __, 2007
                                                               December 25, 2007
      ITALY                                                    December 26, 2007
December 25, 2006
 January 1, 2007
 April __, 2007
 April __, 2007
  May __, 2007
December 25, 2007

      JAPAN
November 1, 2006
December 25, 2006
December 26, 2006
 January 1, 2007
  April _, 2007
  May __, 2007
  May __, 2007

  June __, 2007
 August __, 2007
October 2__, 2007
November __, 2007
December __, 2007
December 25, 2007
December 26, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P EUROPE ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

     AUSTRIA                                                       LUXEMBOURG
November 1, 2006                                                November 1, 2006
December 8, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                   June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007
October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                  NETHERLANDS
     BELGIUM                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                     NORWAY
     DENMARK                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                    May __, 2007
  June __, 2007                                                  June __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007                                              December 26, 2007

     FINLAND                                                        PORTUGAL
December 6, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007

 April __, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December 25, 2007
  May __, 2007                                                 December 26, 2007
  June __, 2007
December __, 2007                                                   SLOVENIA
December 25, 2007                                              December 25, 2006
December 26, 2007                                              December 26, 2006
                                                                January 1, 2007
     FRANCE                                                      April __, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                               December 25, 2007
 April __, 2007                                                December 26, 2007
 April __, 2007
  May __, 2007                                                       SPAIN
November __, 2007                                              December 25, 2006
December __, 2007                                              December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                                April __, 2007
                                                                 April __, 2007
     GERMANY                                                      May __, 2007
December 25, 2006                                              December 25, 2007
December 26, 2006                                              December 26, 2007
 January 1, 2007
 April __, 2007                                                      SWEDEN
 April __, 2007                                                December 25, 2006
  May __, 2007                                                 December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                                April __, 2007
                                                                 April __, 2007
     GREECE                                                       May __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                                June __, 2007
 January 1, 2007                                                 June __, 2007
 April __, 2007                                                  June __, 2007
 April __, 2007                                                December 25, 2007
  May __, 2007                                                 December 26, 2007
 August __, 2007
December 25, 2007                                                 SWITZERLAND
December 26, 2007                                              December 25, 2006
                                                               December 26, 2006
     ICELAND                                                    January 1, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                  May __, 2007
 April __, 2007                                                  June __, 2007
 April __, 2007                                                 August __, 2007
  May __, 2007                                                 December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                 UNITED KINGDOM
     IRELAND                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April __, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
December 25, 2007                                               August __, 2007
December 26, 2007                                              December 25, 2007
                                                               December 26, 2007
      ITALY
December 25, 2006
 January 1, 2007
 April __, 2007
 April __, 2007
  May __, 2007
December 25, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P EUROPEAN EMERGING ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

 CZECH REPUBLIC                                                      POLAND
November 1, 2006                                                November 1, 2006
December 8, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                   June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007
October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                     RUSSIA
     HUNGARY                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P LATIN AMERICA ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

    ARGENTINA                                                        MEXICO
November 1, 2006                                                November 1, 2006
December 8, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                   June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007

October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                      PERU
     BRAZIL                                                    December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                   VENEZUELA
      CHILE                                                    December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
 April __, 2007                                                   May __, 2007
  May __, 2007                                                 December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007

    COLOMBIA
December 25, 2006
December 26, 2006
 January 1, 2007
  April _, 2007
 April __, 2007
  May __, 2007
December __, 2007
December 25, 2007
December 26, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P MIDDLE EAST & AFRICA LATIN AMERICA ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

      EGYPT                                                         NIGERIA
November 1, 2006                                                November 1, 2006
December 8, 2006                                               December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
  May __, 2007                                                    May __, 2007
  May __, 2007                                                   June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007
October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007

December 26, 2007
                                                                  SOUTH AFRICA
      ISRAEL                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
  April __, 2007                                                  May __, 2007
   May __, 2007                                                December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                     TURKEY
      JORDAN                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                  April __, 2007
  April __, 2007                                                  May __, 2007
   May __, 2007                                                December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007

     MOROCCO
December 25, 2006
December 26, 2006
 January 1, 2007
  April _, 2007
  April __, 2007
   May __, 2007
December __, 2007
December 25, 2007
December 26, 2007

REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the Danish, Norwegian, and Spanish securities markets presented the worst-case redemption cycle for each Fund as R + 8 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

SPDR(R) S&P WORLD (ex-US) ETF
SPDR(R) S&P WORLD (ex-US) SMALL CAP ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

    AUSTRALIA                                                        JAPAN
 November 1, 2006                                               November 1, 2006
 December 8, 2006                                              December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
   May __, 2007                                                   May __, 2007
   May __, 2007                                                  June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007
October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                   LUXEMBOURG
     AUSTRIA                                                    November 1, 2006

 November 1, 2006                                              December 25, 2006
 December 8, 2006                                              December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April _, 2007
 January 1, 2007                                                  May __, 2007
  April _, 2007                                                   May __, 2007
   May __, 2007                                                  June __, 2007
   May __, 2007                                                 August __, 2007
  June __, 2007                                                October 2__, 2007
 August __, 2007                                               November __, 2007
October 2__, 2007                                              December __, 2007
November __, 2007                                              December 25, 2007
December __, 2007                                              December 26, 2007
December 25, 2007
December 26, 2007                                                 NETHERLANDS
                                                               December 25, 2006
     BELGIUM                                                   December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April _, 2007
 January 1, 2007                                                 April __, 2007
  April _, 2007                                                   May __, 2007
  April __, 2007                                               December __, 2007
   May __, 2007                                                December 25, 2007
December __, 2007                                              December 26, 2007
December 25, 2007
December 26, 2007                                                 NEW ZEALAND
                                                               December 25, 2006
      CANADA                                                   December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April _, 2007
 January 1, 2007                                                 April __, 2007
  April _, 2007                                                   May __, 2007
  April __, 2007                                               December __, 2007
   May __, 2007                                                December 25, 2007
December __, 2007                                              December 26, 2007
December 25, 2007
December 26, 2007                                                    NORWAY
                                                               December 25, 2006
     DENMARK                                                   December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April _, 2007
 January 1, 2007                                                 April __, 2007
  April _, 2007                                                  April __, 2007
  April __, 2007                                                  May __, 2007
  April __, 2007                                                  May __, 2007
   May __, 2007                                                   May __, 2007
   May __, 2007                                                  June __, 2007
  June __, 2007                                                December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                    PORTUGAL
     FINLAND                                                   December 25, 2006
 December 6, 2006                                              December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April _, 2007
 January 1, 2007                                                 April __, 2007
 April __, 2007                                                   May __, 2007
 April __, 2007                                                December 25, 2007
  May __, 2007                                                 December 26, 2007
  May __, 2007
  June __, 2007                                                    SINGAPORE
December __, 2007                                              December 25, 2006
December 25, 2007                                              December 26, 2006
December 26, 2007                                               January 1, 2007
                                                                 April __, 2007
     FRANCE                                                      April __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                              December 25, 2007

 January 1, 2007
 April __, 2007                                                     SLOVENIA
 April __, 2007                                                December 25, 2006
  May __, 2007                                                 December 26, 2006
November __, 2007                                               January 1, 2007
December __, 2007                                                April __, 2007
December 25, 2007                                                April __, 2007
December 26, 2007                                                 May __, 2007
                                                               December 25, 2007
     GERMANY
December 25, 2006                                                 SOUTH KOREA
December 26, 2006                                              December 25, 2006
 January 1, 2007                                               December 26, 2006
 April __, 2007                                                 January 1, 2007
 April __, 2007                                                  April __, 2007
  May __, 2007                                                   April __, 2007
December 25, 2007                                                 May __, 2007
December 26, 2007                                              December 25, 2007
                                                               December 26, 2007
     GREECE
December 25, 2006                                                    SPAIN
December 26, 2006                                              December 25, 2006
 January 1, 2007                                               December 26, 2006
 April __, 2007                                                 January 1, 2007
 April __, 2007                                                  April __, 2007
  May __, 2007                                                   April __, 2007
 August __, 2007                                                  May __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007                                              December 26, 2007

    HONG KONG                                                        SWEDEN
December 25, 2006                                              December 25, 2006
December 26, 2006                                              December 26, 2006
 January 1, 2007                                                January 1, 2007
 April __, 2007                                                  April __, 2007
 April __, 2007                                                  April __, 2007
  May __, 2007                                                    May __, 2007
 August __, 2007                                                  May __, 2007
December 25, 2007                                                June __, 2007
December 26, 2007                                                June __, 2007
                                                                 June __, 2007
     ICELAND                                                   December 25, 2007
December 25, 2006                                              December 26, 2007
December 26, 2006
 January 1, 2007                                                  SWITZERLAND
 April __, 2007                                                December 25, 2006
 April __, 2007                                                December 26, 2006
  May __, 2007                                                  January 1, 2007
December 25, 2007                                                April __, 2007
December 26, 2007                                                April __, 2007
                                                                  May __, 2007
     IRELAND                                                     June __, 2007
December 25, 2006                                               August __, 2007
December 26, 2006                                              December 25, 2007
 January 1, 2007                                               December 26, 2007
 April __, 2007
 April __, 2007                                                  UNITED KINGDOM
  May __, 2007                                                 December 25, 2006
December 25, 2007                                              December 26, 2006
December 26, 2007                                               January 1, 2007
                                                                 April __, 2007
      ITALY                                                      April __, 2007
December 25, 2006                                                 May __, 2007
 January 1, 2007                                                  May __, 2007
 April __, 2007                                                 August __, 2007
 April __, 2007                                                December 25, 2007
  May __, 2007                                                 December 26, 2007
December 25, 2007

REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise each Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

streetTRACKS(R) DJ WILSHIRE GLOBAL (ex-US) REAL ESTATE ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

   AUSTRALIA                                                     NETHERLANDS
 November 1, 2006                                              December 25, 2006
 December 8, 2006                                              December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April _, 2007
 January 1, 2007                                                 April __, 2007
  April _, 2007                                                   May __, 2007
   May __, 2007                                                December __, 2007
   May __, 2007                                                December 25, 2007
  June __, 2007                                                December 26, 2007
 August __, 2007
October 2__, 2007                                                 NEW ZEALAND
November __, 2007                                              December 25, 2006
December __, 2007                                              December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                                April _, 2007
                                                                 April __, 2007
     AUSTRIA                                                      May __, 2007
 November 1, 2006                                              December __, 2007
 December 8, 2006                                              December 25, 2007
December 25, 2006                                              December 26, 2007
December 26, 2006
 January 1, 2007                                                  PHILIPPINES
  April _, 2007                                                December 25, 2006
   May __, 2007                                                December 26, 2006
   May __, 2007                                                 January 1, 2007
  June __, 2007                                                  April __, 2007
 August __, 2007                                                 April __, 2007
October 2__, 2007                                                 May __, 2007
November __, 2007                                              December 25, 2007
December __, 2007
December 25, 2007                                                    POLAND
December 26, 2007                                              December 25, 2006
                                                               December 26, 2006
     BELGIUM                                                    January 1, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                  May __, 2007
  April _, 2007                                                December 25, 2007
  April __, 2007
   May __, 2007                                                    SINGAPORE
December __, 2007                                              December 25, 2006
December 25, 2007                                              December 26, 2006
December 26, 2007                                               January 1, 2007
                                                                 April __, 2007
      CANADA                                                     April __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                              December 25, 2007
 January 1, 2007
  April _, 2007                                                   SOUTH AFRICA
  April __, 2007                                               December 25, 2006
   May __, 2007                                                December 26, 2006
December __, 2007                                               January 1, 2007
December 25, 2007                                                April __, 2007
December 26, 2007                                                April __, 2007
                                                                  May __, 2007
      CHILE                                                    December 25, 2007
December 25, 2006                                              December 26, 2007
December 26, 2006
 January 1, 2007                                                     SPAIN
  April _, 2007                                                December 25, 2006
  April __, 2007                                               December 26, 2006

  April __, 2007                                                January 1, 2007
   May __, 2007                                                  April __, 2007
   May __, 2007                                                  April __, 2007
  June __, 2007                                                   May __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007                                              December 26, 2007

      FRANCE                                                         SWEDEN
December 25, 2006                                              December 25, 2006
December 26, 2006                                              December 26, 2006
 January 1, 2007                                                January 1, 2007
  April __, 2007                                                 April __, 2007
  April __, 2007                                                 April __, 2007
   May __, 2007                                                   May __, 2007
November __, 2007                                                 May __, 2007
December __, 2007                                                June __, 2007
December 25, 2007                                                June __, 2007
December 26, 2007                                                June __, 2007
                                                               December 25, 2007
     GERMANY                                                   December 26, 2007
December 25, 2006
December 26, 2006                                                 SWITZERLAND
 January 1, 2007                                               December 25, 2006
  April __, 2007                                               December 26, 2006
  April __, 2007                                                January 1, 2007
   May __, 2007                                                  April __, 2007
December 25, 2007                                                April __, 2007
December 26, 2007                                                 May __, 2007
                                                                 June __, 2007
      GREECE                                                    August __, 2007
December 25, 2006                                              December 25, 2007
December 26, 2006                                              December 26, 2007
 January 1, 2007
  April __, 2007                                                    THAILAND
  April __, 2007                                               December 25, 2006
   May __, 2007                                                December 26, 2006
 August __, 2007                                                January 1, 2007
December 25, 2007                                                April __, 2007
December 26, 2007                                                April __, 2007
                                                                  May __, 2007
    HONG KONG                                                     May __, 2007
December 25, 2006                                               August __, 2007
December 26, 2006                                              December 25, 2007
 January 1, 2007                                               December 26, 2007
  April __, 2007
  April __, 2007                                                     TAIWAN
   May __, 2007                                                December 25, 2006
 August __, 2007                                               December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                                April __, 2007
                                                                 April __, 2007
      ITALY                                                       May __, 2007
December 25, 2006                                                 May __, 2007
 January 1, 2007                                                August __, 2007
  April __, 2007                                               December 25, 2007
  April __, 2007                                               December 26, 2007
   May __, 2007
December 25, 2007                                                UNITED KINGDOM
                                                               December 25, 2006
      JAPAN                                                    December 26, 2006
 November 1, 2006                                               January 1, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                  May __, 2007
  April _, 2007                                                   May __, 2007
   May __, 2007                                                 August __, 2007

   May __, 2007                                                December 25, 2007
  June __, 2007                                                December 26, 2007
 August __, 2007
October 2__, 2007
November __, 2007
December __, 2007
December 25, 2007
December 26, 2007

     MALAYSIA
December 25, 2006
December 26, 2006
 January 1, 2007
  April _, 2007
  April __, 2007
   May __, 2007
December __, 2007
December 25, 2007
December 26, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

streetTRACKS(R) MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

    AUSTRALIA                                                        INDIA
 November 1, 2006                                              December 25, 2006
 December 8, 2006                                               January 1, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                  May __, 2007
  April _, 2007                                                December 25, 2007
   May __, 2007
   May __, 2007                                                    INDONESIA
  June __, 2007                                                December 25, 2006
 August __, 2007                                                January 1, 2007
October 2__, 2007                                                April __, 2007
November __, 2007                                                April __, 2007
December __, 2007                                                 May __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007
                                                                     ITALY
     AUSTRIA                                                   December 25, 2006
 November 1, 2006                                               January 1, 2007
 December 8, 2006                                                April __, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                               December 25, 2007
  April _, 2007
   May __, 2007                                                      JAPAN
   May __, 2007                                                 November 1, 2006
  June __, 2007                                                December 25, 2006
 August __, 2007                                               December 26, 2006
October 2__, 2007                                               January 1, 2007
November __, 2007                                                April _, 2007
December __, 2007                                                 May __, 2007
December 25, 2007                                                 May __, 2007
December 26, 2007                                                June __, 2007
                                                                August __, 2007
      BRAZIL                                                   October 2__, 2007
December 25, 2006                                              November __, 2007
December 26, 2006                                              December __, 2007
 January 1, 2007                                               December 25, 2007
  April _, 2007                                                December 26, 2007
  April __, 2007
   May __, 2007                                                     MALAYSIA
December __, 2007                                              December 25, 2006
December 25, 2007                                              December 26, 2006
December 26, 2007                                               January 1, 2007
                                                                 April _, 2007
      CANADA                                                     April __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                              December __, 2007
 January 1, 2007                                               December 25, 2007
  April _, 2007                                                December 26, 2007
  April __, 2007                                                    PORTUGAL
   May __, 2007                                                December 25, 2006
December __, 2007                                              December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                                April __, 2007
                                                                 April __, 2007
  CZECH REPUBLIC                                                  May __, 2007
                                                               December 25, 2007

December 25, 2006
December 26, 2006                                                    RUSSIA
 January 1, 2007                                               December 25, 2006
  April _, 2007                                                December 26, 2006
  April __, 2007                                                January 1, 2007
   May __, 2007                                                  April __, 2007
December __, 2007                                                April __, 2007
December 25, 2007                                                 May __, 2007
December 26, 2007                                              December 25, 2007

      CHILE                                                       SOUTH KOREA
December 25, 2006                                              December 25, 2006
December 26, 2006                                              December 26, 2006
 January 1, 2007                                                January 1, 2007
  April _, 2007                                                  April __, 2007
  April __, 2007                                                 April __, 2007
  April __, 2007                                                  May __, 2007
   May __, 2007                                                December 25, 2007
   May __, 2007                                                December 26, 2007
  June __, 2007
December 25, 2007                                                    SPAIN
December 26, 2007                                              December 25, 2006
                                                               December 26, 2006
      FRANCE                                                    January 1, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                  May __, 2007
  April __, 2007                                               December 25, 2007
  April __, 2007                                               December 26, 2007
   May __, 2007
November __, 2007                                                 SWITZERLAND
December __, 2007                                              December 25, 2006
December 25, 2007                                              December 26, 2006
December 26, 2007                                               January 1, 2007
                                                                 April __, 2007
     GERMANY                                                     April __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                                June __, 2007
 January 1, 2007                                                August __, 2007
  April __, 2007                                               December 25, 2007
  April __, 2007                                               December 26, 2007
   May __, 2007
December 25, 2007                                                UNITED KINGDOM
December 26, 2007                                              December 25, 2006
                                                               December 26, 2006
      GREECE                                                    January 1, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                  May __, 2007
  April __, 2007                                                  May __, 2007
  April __, 2007                                                August __, 2007
   May __, 2007                                                December 25, 2007
 August __, 2007                                               December 26, 2007
December 25, 2007
December 26, 2007

    HONG KONG
December 25, 2006
December 26, 2006
 January 1, 2007
  April __, 2007
  April __, 2007
   May __, 2007
 August __, 2007
December 25, 2007
December 26, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

streetTRACKS(R) MSCI ACWI (ex-US)_ ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:

    AUSTRALIA                                                       MALAYSIA
 November 1, 2006                                               November 1, 2006
 December 8, 2006                                              December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April _, 2007
  April _, 2007                                                   May __, 2007
   May __, 2007                                                   May __, 2007
   May __, 2007                                                  June __, 2007
  June __, 2007                                                 August __, 2007
 August __, 2007                                               October 2__, 2007
October 2__, 2007                                              November __, 2007
November __, 2007                                              December __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                     MEXICO
    ARGENTINA                                                   November 1, 2006
 November 1, 2006                                              December 25, 2006
 December 8, 2006                                              December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April _, 2007
 January 1, 2007                                                  May __, 2007
  April _, 2007                                                   May __, 2007
   May __, 2007                                                  June __, 2007
   May __, 2007                                                 August __, 2007
  June __, 2007                                                October 2__, 2007
 August __, 2007                                               November __, 2007
October 2__, 2007                                              December __, 2007
November __, 2007                                              December 25, 2007
December __, 2007                                              December 26, 2007
December 25, 2007
December 26, 2007                                                   MOROCCO
                                                                November 1, 2006
     AUSTRIA                                                   December 25, 2006
 November 1, 2006                                              December 26, 2006
 December 8, 2006                                               January 1, 2007
December 25, 2006                                                April _, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                                  May __, 2007
  April _, 2007                                                  June __, 2007
   May __, 2007                                                 August __, 2007
   May __, 2007                                                October 2__, 2007
  June __, 2007                                                November __, 2007
 August __, 2007                                               December __, 2007
October 2__, 2007                                              December 25, 2007
November __, 2007                                              December 26, 2007
December __, 2007
December 25, 2007                                                 NETHERLANDS

December 26, 2007                                              December 25, 2006
                                                               December 26, 2006
     BELGIUM                                                    January 1, 2007
December 25, 2006                                                April _, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                  May __, 2007
  April _, 2007                                                December __, 2007
  April __, 2007                                               December 25, 2007
   May __, 2007                                                December 26, 2007
December __, 2007
December 25, 2007                                                 NEW ZEALAND
December 26, 2007                                              December 25, 2006
                                                               December 26, 2006
      BRAZIL                                                    January 1, 2007
December 25, 2006                                                April _, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                  May __, 2007
  April _, 2007                                                December __, 2007
  April __, 2007                                               December 25, 2007
   May __, 2007                                                December 26, 2007
December __, 2007
December 25, 2007                                                    NORWAY
December 26, 2007                                              December 25, 2006
                                                               December 26, 2006
      CANADA                                                    January 1, 2007
December 25, 2006                                                April _, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                 April __, 2007
  April _, 2007                                                   May __, 2007
  April __, 2007                                                  May __, 2007
   May __, 2007                                                   May __, 2007
December __, 2007                                                June __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007                                              December 26, 2007

                                                                    PAKISTAN
      CHILE                                                     November 1, 2006
December 25, 2006                                              December 25, 2006
December 26, 2006                                              December 26, 2006
 January 1, 2007                                                January 1, 2007
  April _, 2007                                                  April _, 2007
  April __, 2007                                                  May __, 2007
   May __, 2007                                                   May __, 2007
December __, 2007                                                June __, 2007
December 25, 2007                                               August __, 2007
December 26, 2007                                              October 2__, 2007
                                                               November __, 2007
     COLUMBIA                                                  December __, 2007
December 25, 2006                                              December 25, 2007
December 26, 2006                                              December 26, 2007
 January 1, 2007
  April _, 2007                                                       PERU
  April __, 2007                                                November 1, 2006
   May __, 2007                                                December 25, 2006
December __, 2007                                              December 26, 2006
December 25, 2007                                               January 1, 2007
December 26, 2007                                                April _, 2007
                                                                  May __, 2007
  CZECH REPUBLIC                                                  May __, 2007
December 25, 2006                                                June __, 2007
December 26, 2006                                               August __, 2007
 January 1, 2007                                               October 2__, 2007
  April _, 2007                                                November __, 2007
  April __, 2007                                               December __, 2007
   May __, 2007                                                December 25, 2007
December __, 2007                                              December 26, 2007
December 25, 2007

December 26, 2007

     DENMARK                                                      PHILIPPINES
December 25, 2006                                              December 25, 2006
December 26, 2006                                              December 26, 2006
 January 1, 2007                                                January 1, 2007
  April _, 2007                                                  April _, 2007
  April __, 2007                                                 April __, 2007
  April __, 2007                                                  May __, 2007
   May __, 2007                                                December 25, 2007
   May __, 2007                                                December 26, 2007
  June __, 2007
December 25, 2007                                                    POLAND
December 26, 2007                                              December 25, 2006
                                                               December 26, 2006
      EGYPT                                                     January 1, 2007
December 25, 2006                                                April _, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                 May __, 2007
  April _, 2007                                                December 25, 2007
  April __, 2007                                               December 26, 2007
   May __, 2007
December __, 2007                                                   PORTUGAL
December 25, 2007                                              December 25, 2006
December 26, 2007                                              December 26, 2006
                                                                 January 1, 2007
     FINLAND                                                      April _, 2007
 December 6, 2006                                                 April __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                              December 25, 2007
 January 1, 2007                                               December 26, 2007
  April __, 2007
  April __, 2007                                                     RUSSIA
   May __, 2007                                                December 25, 2006
   May __, 2007                                                December 26, 2006
  June __, 2007                                                 January 1, 2007
December __, 2007                                                April _, 2007
December 25, 2007                                                April __, 2007
December 26, 2007                                                May __, 2007
                                                               December 25, 2007
      FRANCE                                                   December 26, 2007
December 25, 2006
December 26, 2006                                                  SINGAPORE
 January 1, 2007                                               December 25, 2006
  April __, 2007                                               December 26, 2006
  April __, 2007                                                January 1, 2007
   May __, 2007                                                  April __, 2007
November __, 2007                                                April __, 2007
December __, 2007                                                 May __, 2007
December 25, 2007                                              December 25, 2007
December 26, 2007
                                                                 SOUTH AFRICA
     GERMANY                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April __, 2007
  April __, 2007                                                 April __, 2007
  April __, 2007                                                  May __, 2007
   May __, 2007                                                December 25, 2007
December 25, 2007
December 26, 2007                                                 SOUTH KOREA
                                                               December 25, 2006
      GREECE                                                   December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                 April __, 2007
                                                                  May __, 2007

  April __, 2007                                               December 25, 2007
  April __, 2007                                               December 26, 2007
   May __, 2007
 August __, 2007                                                      SPAIN
December 25, 2007                                              December 25, 2006
December 26, 2007                                              December 26, 2006
                                                                January 1, 2007
    HONG KONG                                                    April __, 2007
December 25, 2006                                                April __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                               December 25, 2007
  April __, 2007                                               December 26, 2007
  April __, 2007
   May __, 2007                                                    SRI LANKA
 August __, 2007                                               December 25, 2006
December 25, 2007                                              December 26, 2006
December 26, 2007                                               January 1, 2007
                                                                 April __, 2007
     HUNGARY                                                     April __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                              December 25, 2007
 January 1, 2007                                               December 26, 2007
  April __, 2007
  April __, 2007                                                     SWEDEN
   May __, 2007                                                December 25, 2006
December 25, 2007                                              December 26, 2006
December 26, 2007                                               January 1, 2007
                                                                 April __, 2007
      INDIA                                                      April __, 2007
December 25, 2006                                                 May __, 2007
December 26, 2006                                                 May __, 2007
 January 1, 2007                                                 June __, 2007
  April _, 2007                                                  June __, 2007
  April __, 2007                                                 June __, 2007
   May __, 2007                                                December 25, 2007
December __, 2007                                              December 26, 2007
December 25, 2007
December 26, 2007                                                 SWITZERLAND
                                                               December 25, 2006
    INDONESIA                                                  December 26, 2006
December 25, 2006                                               January 1, 2007
December 26, 2006                                                April __, 2007
 January 1, 2007                                                 April __, 2007
  April _, 2007                                                   May __, 2007
  April __, 2007                                                 June __, 2007
   May __, 2007                                                 August __, 2007
December __, 2007                                              December 25, 2007
December 25, 2007                                              December 26, 2007
December 26, 2007
                                                                     TAIWAN
     IRELAND                                                   December 25, 2006
December 25, 2006                                              December 26, 2006
December 26, 2006                                               January 1, 2007
 January 1, 2007                                                 April __, 2007
  April __, 2007                                                 April __, 2007
  April __, 2007                                                  May __, 2007
   May __, 2007                                                  June __, 2007
December 25, 2007                                               August __, 2007
December 26, 2007                                              December 25, 2007
                                                               December 26, 2007
      ISRAEL
December 25, 2006                                                   THAILAND
December 26, 2006                                              December 25, 2006
 January 1, 2007                                               December 26, 2006
  April _, 2007                                                 January 1, 2007
  April __, 2007                                                 April __, 2007

   May __, 2007                                                  April __, 2007
December __, 2007                                                 May __, 2007
December 25, 2007                                                June __, 2007
December 26, 2007                                               August __, 2007
                                                               December 25, 2007
      ITALY                                                    December 26, 2007
December 25, 2006
 January 1, 2007                                                     TURKEY
  April __, 2007                                               December 25, 2006
  April __, 2007                                               December 26, 2006
   May __, 2007                                                 January 1, 2007
December 25, 2007                                                April __, 2007
                                                                 April __, 2007
      JAPAN                                                       May __, 2007
 November 1, 2006                                                June __, 2007
December 25, 2006                                               August __, 2007
December 26, 2006                                              December 25, 2007
 January 1, 2007                                               December 26, 2007
  April _, 2007
   May __, 2007                                                  UNITED KINGDOM
   May __, 2007                                                December 25, 2006
  June __, 2007                                                December 26, 2006
 August __, 2007                                                January 1, 2007
October 2__, 2007                                                April __, 2007
November __, 2007                                                April __, 2007
December __, 2007                                                 May __, 2007
December 25, 2007                                                 May __, 2007
December 26, 2007                                               August __, 2007
                                                               December 25, 2007
      JORDAN                                                   December 26, 2007
 November 1, 2006
December 25, 2006
December 26, 2006
 January 1, 2007
  April _, 2007
   May __, 2007
   May __, 2007
  June __, 2007
 August __, 2007
October 2__, 2007
November __, 2007
December __, 2007
December 25, 2007
December 26, 2007

REDEMPTION. The longest redemption cycle for the above Fund is a function of the longest redemption cycles among the countries whose stocks comprise the Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for the Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

streetTRACKS(R) RUSSELL/NOMURA PRIME JAPAN ETF streetTRACKS(R) RUSSELL/NOMURA SMALL CAPJAPAN ETF

The remaining dates in the calendar year 2006 and 2007 on which the regular holidays affecting the Japanese securities market are as follows:

                                November 1, 2006
                                December 25, 2006
                                December 26, 2006
                                 January 1, 2007
                                  April _, 2007

                                  May __, 2007
                                  May __, 2007
                                  June __, 2007
                                 August __, 2007
                                October 2__, 2007
                                November __, 2007
                                December __, 2007
                                December 25, 2007
                                December 26, 2007

REDEMPTION. The longest redemption cycle for the above Funds is a function of the longest redemption cycles among the countries whose stocks comprise each Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2005, the dates of the regular holidays affecting the ____, ____, and ____ securities markets presented the worst-case redemption cycle for each Fund as R + ___ calendar days was the maximum number of calendar days necessary to satisfy a redemption request.

APPENDIX B--SSGA FUNDS MANAGEMENT, INC. PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA FM Principal -- Manager of Corporate Actions is responsible for monitoring corporate actions. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Actions is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and
(ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Actions and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios' holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. SSgA votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

Management Proposals

I. Generally, SSgA votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.

     - Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities and who do not simultaneously serve on an unreasonable (as determined by SSgA) (other than those affiliated with the issues) number of other boards

     -    Approval of auditors

     -    Directors' and auditors' compensation

     -    Directors' liability and indemnification

     -    Discharge of board members and auditors

     -    Financial statements and allocation of income

     - Dividend payouts that are greater than or equal to country and industry standards

     -    Authorization of share repurchase programs

     -    General updating of or corrective amendments to charter

     -    Change in Corporation Name

     -    Elimination of cumulative voting

II. Generally, SSgA votes in support of management on the following items, which have potentially substantial financial or best-interest impact:

     - Capitalization changes which eliminate other classes of stock and voting rights

     - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

     - Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares

     -    Elimination of "poison pill" rights

     - Stock purchase plans with an exercise price of not less that 85% of fair market value

     -    Stock option plans which are incentive based and not excessive

     -    Other stock-based plans which are appropriately structured

     -    Reductions in super-majority vote requirements

     -    Adoption of anti-"greenmail" provisions

III. Generally, SSgA votes against management on the following items, which have potentially substantial financial or best interest impact:

     - Capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders

     - Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

     - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

     - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

     -    Elimination of Shareholders' Right to Call Special Meetings

     -    Establishment of classified boards of directors

     - Reincorporation in a state which has more stringent anti-takeover and related provisions

     - Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

     -    Excessive compensation

     - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

     -    Adjournment of Meeting to Solicit Additional Votes

     - "Other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy

     - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV. SSgA evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, SSgA uses its discretion in order to maximize shareholder value. SSgA generally votes as follows:

     - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

     - For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds

     - Against offers when there are prospects for an enhanced bid or other bidders

     - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

Shareholder Proposals

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. SSgA believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

I. Generally, SSgA votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

     -    Requirements that auditors attend the annual meeting of shareholders

     - The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board's key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues

     - Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees

     - Mandates that amendments to bylaws or charters have shareholder approval

     -    Mandates that shareholder-rights plans be put to a vote or repealed

     -    Establishment of confidential voting

     - Expansions to reporting of financial or compensation-related information, within reason

     -    Repeals of various anti-takeover related provisions

     -    Reduction or elimination of super-majority vote requirements

     -    Repeals or prohibitions of "greenmail" provisions

     -    "Opting-out" of business combination provisions

     - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

II. In light of recent events surrounding corporate auditors and taking into account corporate governance provisions released by the SEC, NYSE, and NASDAQ, SSgA votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

     - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

     - Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

     - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

     - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

III. SSgA votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:

     -    Limits to tenure of directors

     - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

     -    Restoration of cumulative voting in the election of directors

     - Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature

     - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

     - Proposals which require inappropriate endorsements or corporate actions

     - Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model

     - Proposal asking companies to adopt full tenure holding periods for their executives

     - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Shareholder Activism

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA's Investment Committee.

As an active shareholder, FM's role is to ensure that corporate policies serve the best interests of the corporation's investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process--especially the proxy voting process--as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM's pre-determined policy would eliminate FM's discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients', and not FM's, best interests.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

END DOCUMENT

PART C OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Amended and Restated Declaration of Trust.(1)

(b)  Amended and Restated Bylaws of the Trust (6).

(c) Global Certificates evidencing shares of the Beneficial Interest, $0.01 par value, of each Fund.(3)

(d) Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. (5).

(e) Principal Underwriting Agreement between the Trust and State Street Global Markets LLC (5)

(f)  Not applicable

(g) Custodian and Accounting Services Agreement between the Trust and State Street Bank and Trust Company (2)

(g)(i) Amendment to the Custodian Agreement dated August 22, 2005(7)

(h)(i) Administration Agreement between the Trust and State Street Bank and Trust Company (2)

(h)(ii) Transfer Agency Services Agreement between the Trust and State Street Bank and Trust Company (2)

(h)(iii) Form of Participant Agreement (3)

(h)(iv) Sublicense Agreement among The Trusts, STOXX Limited and the Adviser (3)

(h)(v) Securities Lending Agreement (4)

(h)(vi) Anti Money Laundering Addendum to Transfer Agency Services Agreement (5)

(i)(i) Opinion and Consent of Mayer Brown Rowe & Maw (4)

(i)(ii) Opinion of Ropes & Gray (4)

(j)  Not applicable.

(k)  Not applicable

(l) Form of Purchase Agreement between the Trust and UBS Global Asset Management (US) Inc. (3)

(m)  Not applicable

(n)  Not applicable

(p)(i) Revised Code of Ethics of the Trust (6)

(p)(ii) Code of Ethics adopted by the Adviser and the Distributor (6)

(p)(iii) Revised Code of Ethics of the Adviser and the Distributor is filed herewith.

(q)  Powers of Attorney (2)(5)

(r)  Secretary's Certificate is filed herewith

----------
(1) Incorporated herein by reference from Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 9, 2002.

(2) Incorporated herein by reference from PreEffective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 10, 2002.

(3) Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 2, 2002.

(4) Incorporated herein by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 10, 2002.

(5) Incorporated herein by reference from Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2004.

(6) Incorporated herein by reference from Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on November 28, 2004.

(7) Incorporated herein by reference from Pre-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on January 27, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant will maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management" in the STATEMENT OF ADDITIONAL INFORMATION as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, is the Trust's principal underwriter.

(b) The following is a list of the executive officers, directors and partners of State Street Global Markets, LLC:

R. Charles Hindmarsh   Chief Executive Officer and President
Nicolas J. Bonn        Chief Financial Officer and Executive Vice President
Simon Wilson-Taylor    Senior Vice President
R. Bryan Woodard       Vice President and Secretary
Vincent Manzi          Vice President and Compliance Officer
William Helfrich       Vice President and Treasurer
James D. Doherty       Vice President and Assistant Secretary

(c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, 2 Avenue deLafayette, Boston, Massachusetts 02111.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

The Trust hereby undertakes that it will file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Trust proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act (15 U.S.C. 80a-14(a)(3)).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended and caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 25th day of August 2006.

                                        streetTRACKS(R) INDEX SHARES FUNDS


                                        By: /s/ James Ross
                                            ------------------------------------
                                            James Ross
                                            President

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                          TITLE                       DATE
          ----------                          -----                       ----


/s/ Gary L. French               Treasurer and Principal            August 25, 2006
------------------------------   Financial Officer
Gary L. French


/s/ David M. Kelly*              Trustee                            August 25, 2006
------------------------------
David M. Kelly


/s/ Frank Nesvet*                Trustee                            August 25, 2006
------------------------------
Frank Nesvet


/s/ Helen Peters*                Trustee                            August 25, 2006
------------------------------
Helen F. Peters


/s/ James Ross                   Trustee, President and Principal   August 25, 2006
------------------------------   Executive Officer
James Ross


*By: /s/ Scott M. Zoltowski
     -------------------------
     Scott M. Zoltowski
     As Attorney-in-Fact
     Pursuant to Power of Attorney

                                  Exhibit List

Item 23
(p)(ii)     Revised Code of Ethics of the Adviser